UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Strategic Income Fund

Semiannual Report for the Period Ended November 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	32

Statement of Operations	34

Statement of Changes in Net Assets	35

Financial Highlights	37

Notes to Financial Statements	45

Important Information About This Report	61

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled, as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Strategic Income Fund

Average annual total return as of 11/30/11 (%)

Share class	A		B		C		R
Inception	04/21/77		05/15/92		07/01/97		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–0.44	–5.21	–0.81	–5.67	–0.90	–1.87	–0.52
1-year	5.60	0.63	4.82	–0.11	4.97	3.98	5.70
5-year	6.12	5.09	5.36	5.04	5.48	5.48	n/a
10-year/Life	7.49	6.97	6.69	6.69	6.84	6.84	4.49

Average annual total return as of 11/30/11 (%)

Share class	R4	R5	W	Z
Inception	03/07/11	03/07/11	09/27/10	01/29/99
Sales charge	without	without	without	without
6-month (cumulative)	–0.40	–0.27	–0.54	–0.32
1-year	n/a	n/a	5.49	5.93
5-year	n/a	n/a	n/a	6.41
10-year/Life	2.21	2.40	4.20	7.71

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z, Class R4 and Class R5 shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution fee and Class W shares are sold at net asset value with a service fee. Class R, Class R4, Class R5, Class W and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class R and Class W shares commenced operations on September 27, 2010. And, Class R4 and R5 shares commenced operations on March 7, 2011, the date of their inception.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Barclays Capital Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better with maturities of at least one year.

2The Blended Benchmark consists of 35% Barclays Capital Aggregate Bond Index, 35% JPMorgan Global High Yield Index, 15% Citigroup Non-U.S. World Government Bond Index-Unhedged and 15% JPMorgan EMBI Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, paydowns and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index—Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan Emerging Markets Bond Index Global Diversified Index ("EMBI Global") tracks total returns for traded external debt instruments in the emerging markets and is an expanded version of the JPMorgan Emerging Markets Bond Index Plus ("EMBI+"). As with EMBI+, the EMBI Global includes U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million. It covers more of the eligible instruments than the EMBI+ by relaxing somewhat the strict EMBI+ limits on secondary market trading liquidity.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/11

–0.44%

Class A shares (without sales charge)

+4.14%

Barclays Capital Government/ Credit Bond Index[1]

+0.62%

Blended Benchmark[2]

Net asset value per share

as of 11/30/11 ($)
Class A	5.98
Class B	5.98
Class C	5.98
Class R	6.01
Class R4	5.91
Class R5	5.91
Class W	5.97
Class Z	5.91

Distributions declared per share

06/01/11 – 11/30/11 ($)
Class A	0.15
Class B	0.13
Class C	0.13
Class R	0.15
Class R4	0.16
Class R5	0.16
Class W	0.16
Class Z	0.16

Quality breakdown

as of 11/30/11 (%)
AAA	22.1
AA	2.0
A	4.4
BBB	16.7
BB	19.9
B	27.0
CCC	5.9
CC	0.1
D	0.1
Non-Rated	1.8

Ratings shown in the quality breakdown are assigned to individual bonds by taking the lower of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor's or Moody's Investor Services. If a security is rated by only one of the two agencies, that rating is used. If a security is not rated by either of the two agencies, it is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit quality of the fund's investments does not remove market risk.

The fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

Understanding Your Expenses – Columbia Strategic Income Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

06/01/11 – 11/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	995.60	1,019.88	5.10	5.17	1.02
Class B	1,000.00	1,000.00	991.90	1,016.12	8.84	8.95	1.77
Class C	1,000.00	1,000.00	991.00	1,016.88	8.08	8.18	1.62
Class R	1,000.00	1,000.00	994.80	1,018.65	6.34	6.41	1.27
Class R4	1,000.00	1,000.00	996.00	1,020.42	4.57	4.63	0.92
Class R5	1,000.00	1,000.00	997.30	1,021.71	3.29	3.33	0.66
Class W	1,000.00	1,000.00	994.60	1,019.91	5.07	5.14	1.02
Class Z	1,000.00	1,000.00	996.80	1,021.14	3.86	3.90	0.77

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Corporate Bonds & Notes (a) 50.3%
Aerospace & Defense 1.3%
ADS Tactical, Inc. Senior Secured (b)(c)
04/01/18	11.000%		$6,990,000	$6,675,450
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%		2,774,000	2,718,520
Huntington Ingalls Industries, Inc. (b)(c)
03/15/21	7.125%		4,263,000	4,177,740
Kratos Defense & Security Solutions, Inc. Senior Secured (c)
06/01/17	10.000%		7,967,000	8,026,752
Oshkosh Corp.
03/01/20	8.500%		4,629,000	4,652,145
Oshkosh Corp. (c)
03/01/17	8.250%		1,007,000	1,014,553
TransDigm, Inc. (c)
12/15/18	7.750%		1,188,000	1,223,640
Total				28,488,800
Automotive 1.0%
Allison Transmission, Inc. (b)(c)
05/15/19	7.125%		1,603,000	1,522,850
Chrysler Group LLC/Co-Issuer, Inc. (b)(c) Senior Secured
06/15/19	8.000%		988,000	842,270
06/15/21	8.250%		1,854,000	1,571,265
Dana Holding Corp. (c) Senior Unsecured
02/15/19	6.500%		710,000	702,900
02/15/21	6.750%		1,833,000	1,814,670
Delphi Corp. (b)(c)
05/15/19	5.875%		1,137,000	1,137,000
05/15/21	6.125%		757,000	757,000
Lear Corp. (c)
03/15/18	7.875%		6,815,000	7,292,050
03/15/20	8.125%		1,205,000	1,298,387
Tenneco, Inc.
08/15/18	7.750%		496,000	503,440
Visteon Corp. (b)(c)
04/15/19	6.750%		4,272,000	4,111,800
Total				21,553,632
Banking 1.3%
BES Investimento do Brasil SA Senior Unsecured (b)(d)
03/25/15	5.625%		2,000,000	1,800,000
Banco Cruzeiro do Sul SA Senior Unsecured (b)(d)
01/20/16	8.250%		500,000	370,176
Banco de Credito del Peru Subordinated Notes (b)(d)(e)
10/15/22	7.170%	PEN	2,000,000	774,671
Bank of America Corp. Senior Unsecured (c)
05/13/21	5.000%		12,850,000	10,881,958
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%		15,000	15,539

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Banking (cont.)
Citigroup, Inc. (c) Senior Unsecured
01/14/22	4.500%	$885,000	$832,841
JPMorgan Chase & Co. Senior Unsecured (c)
08/15/21	4.350%	2,840,000	2,771,766
Lloyds Banking Group PLC (b)(d)(e)
11/29/49	6.267%	3,152,000	1,670,560
Morgan Stanley Senior Unsecured
01/26/20	5.500%	500,000	440,487
Morgan Stanley (c) Senior Unsecured
07/28/21	5.500%	7,165,000	6,250,674
Santander U.S. Debt SAU Bank Guaranteed (b)(c)(d)
10/07/15	3.781%	2,100,000	1,931,791
Total			27,740,463
Brokerage 0.3%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	3,858,000	4,359,540
E*Trade Financial Corp. (c) Senior Unsecured
12/01/15	7.875%	2,505,000	2,492,475
Nuveen Investments, Inc. (c)
11/15/15	10.500%	820,000	783,100
Total			7,635,115
Building Materials 0.8%
Building Materials Corp. of America Senior Notes (b)(c)
05/01/21	6.750%	7,777,000	7,738,115
Euramax International, Inc. Senior Secured (b)
04/01/16	9.500%	2,380,000	1,909,950
Gibraltar Industries, Inc.
12/01/15	8.000%	2,915,000	2,871,275
Interface, Inc. (c)
12/01/18	7.625%	782,000	813,280
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,999,000	2,871,542
Nortek, Inc. (b)(c)
12/01/18	10.000%	316,000	293,880
04/15/21	8.500%	1,994,000	1,640,065
Total			18,138,107
Chemicals 1.7%
CF Industries, Inc.
05/01/18	6.875%	4,204,000	4,818,835
CF Industries, Inc. (c)
05/01/20	7.125%	716,000	843,090
Hexion U.S. Finance Corp./Nova Scotia ULC (c) Secured
11/15/20	9.000%	98,000	76,930
Senior Secured
02/01/18	8.875%	3,058,000	2,759,845

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Chemicals (cont.)
Ineos Finance PLC Senior Secured (b)(c)(d)
05/15/15	9.000%	$3,965,000	$3,935,263
JM Huber Corp. Senior Unsecured (b)(c)
11/01/19	9.875%	2,430,000	2,460,375
LyondellBasell Industries NV (b)(c)(d)
11/15/21	6.000%	7,178,000	7,321,560
MacDermid, Inc. (b)(c)
04/15/17	9.500%	1,663,500	1,592,801
Momentive Performance Materials, Inc.
06/15/14	12.500%	1,513,000	1,588,650
Nalco Co. (b)
01/15/19	6.625%	4,823,000	5,389,702
Nova Chemicals Corp. (d) Senior Unsecured
11/01/16	8.375%	1,330,000	1,436,400
11/01/19	8.625%	2,105,000	2,294,450
Polypore International, Inc.
11/15/17	7.500%	2,710,000	2,777,750
Total			37,295,651
Construction Machinery 1.4%
CNH Capital LLC (b)
11/01/16	6.250%	3,395,000	3,386,512
Case New Holland, Inc.
12/01/17	7.875%	5,512,000	6,035,640
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	959,500
Manitowoc Co., Inc. (The) (c)
02/15/18	9.500%	2,579,000	2,643,475
11/01/20	8.500%	1,950,000	1,989,000
Neff Rental LLC/Finance Corp. Secured (b)(c)
05/15/16	9.625%	4,296,000	3,801,960
RSC Equipment Rental, Inc./Holdings III LLC (c)
02/01/21	8.250%	1,450,000	1,377,500
United Rentals North America, Inc. (c)
12/15/19	9.250%	5,225,000	5,616,875
09/15/20	8.375%	3,672,000	3,616,920
Xerium Technologies, Inc. (b)(c)
06/15/18	8.875%	1,920,000	1,651,200
Total			31,078,582
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	2,134,000	2,043,305
Consumer Products 0.7%
Central Garden and Pet Co.
03/01/18	8.250%	1,720,000	1,668,400
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	2,700,000	2,875,500
Sealy Mattress Co. (c)
06/15/14	8.250%	2,942,000	2,890,515
Spectrum Brands Holdings, Inc. (b) Senior Secured
06/15/18	9.500%	1,096,000	1,191,900

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Consumer Products (cont.)
Spectrum Brands Holdings, Inc. (c) Senior Secured
06/15/18	9.500%	$5,694,000	$6,192,225
Visant Corp. (c)
10/01/17	10.000%	371,000	341,320
Total			15,159,860
Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	2,182,000	2,280,190
CPM Holdings, Inc. Senior Secured (e)
09/01/14	10.625%	2,833,000	3,013,604
Tomkins LLC/Inc. Secured (c)
10/01/18	9.000%	3,719,000	4,016,520
WireCo WorldGroup, Inc. (b)(e)
05/15/17	9.750%	5,069,000	5,170,380
Total			14,480,694
Electric 4.3%
AES Corp. (The) (b)(c) Senior Unsecured
07/01/21	7.375%	5,287,000	5,511,698
AES Corp. (The) (c) Senior Unsecured
10/15/17	8.000%	519,000	557,925
Appalachian Power Co. Senior Unsecured (c)
03/30/21	4.600%	360,000	389,160
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	904,000	1,058,409
Atlantic Power Corp. (b)(c)(d)
11/15/18	9.000%	3,345,000	3,286,591
Calpine Corp. Senior Secured (b)(c)
02/15/21	7.500%	3,695,000	3,768,900
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	1,760,000	1,986,008
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	500,000	670,985
Consolidated Edison Co. of New York, Inc. Senior Unsecured (c)
04/01/38	6.750%	895,000	1,231,048
DPL, Inc. (b) Senior Unsecured
10/15/16	6.500%	1,303,000	1,351,863
DPL, Inc. (b)(c) Senior Unsecured
10/15/21	7.250%	760,000	799,900
Dominion Resources, Inc. (c) Senior Unsecured
08/15/19	5.200%	3,904,000	4,455,487
08/01/41	4.900%	1,045,000	1,081,663

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Electric (cont.)
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	$3,930,000	$4,197,810
04/01/15	3.350%	8,250,000	8,675,733
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,585,000	4,243,729
Energy Future Holdings Corp. Senior Secured (e)
01/15/20	10.000%	3,550,000	3,638,750
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured (c)
12/01/20	10.000%	320,000	329,600
Florida Power Corp. 1st Mortgage
06/15/38	6.400%	1,470,000	1,957,922
GenOn Energy, Inc. Senior Unsecured (c)
10/15/18	9.500%	1,887,000	1,905,870
Ipalco Enterprises, Inc. Senior Secured (b)(c)
04/01/16	7.250%	2,415,000	2,584,050
Midwest Generation LLC Pass-Through Certificates (c)
01/02/16	8.560%	116,368	116,659
NRG Energy, Inc. (c)
01/15/17	7.375%	7,638,000	7,943,520
Nevada Power Co.
05/15/18	6.500%	10,355,000	12,350,419
04/01/36	6.650%	950,000	1,242,934
Nevada Power Co. (c)
01/15/15	5.875%	4,060,000	4,551,223
08/01/18	6.500%	720,000	862,906
PacifiCorp 1st Mortgage
09/15/13	5.450%	255,000	273,748
Pacific Gas & Electric Co. Senior Unsecured (c)
10/01/20	3.500%	1,340,000	1,378,966
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)(d)
11/02/16	6.875%	300,000	341,263
Sierra Pacific Power Co.
05/15/16	6.000%	3,020,000	3,502,771
TransAlta Corp. Senior Unsecured (d)
05/15/18	6.650%	7,330,000	8,414,708
Total			94,662,218
Entertainment 0.4%
AMC Entertainment, Inc. (c)
06/01/19	8.750%	2,188,000	2,209,880
12/01/20	9.750%	2,995,000	2,725,450
Regal Cinemas Corp. (c)
07/15/19	8.625%	793,000	838,598
Six Flags, Inc. (b)(f)(g)(h)
06/01/14	9.625%	1,557,000	—

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Entertainment (cont.)
Speedway Motorsports, Inc.
06/01/16	8.750%	$815,000	$886,312
02/01/19	6.750%	722,000	718,390
Vail Resorts, Inc. (b)(c)
05/01/19	6.500%	623,000	623,000
Total			8,001,630
Environmental 0.1%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	2,755,000	2,906,525
Food and Beverage 1.2%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	855,000	964,980
Cott Beverages, Inc. (c)
11/15/17	8.375%	1,185,000	1,264,988
09/01/18	8.125%	1,291,000	1,381,370
Darling International, Inc.
12/15/18	8.500%	575,000	632,500
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	14,587,000	16,847,300
08/23/18	6.125%	235,000	273,611
MHP SA (b)(d)
04/29/15	10.250%	3,204,000	2,949,288
Pinnacle Foods Finance LLC/Corp. (c)
04/01/15	9.250%	2,012,000	2,057,270
Total			26,371,307
Gaming 1.6%
Caesars Entertainment Operating Co., Inc. Senior Secured (c)
06/01/17	11.250%	3,937,000	4,094,480
FireKeepers Development Authority Senior Secured (b)
05/01/15	13.875%	3,390,000	3,830,700
MGM Resorts International Senior Secured
03/15/20	9.000%	5,811,000	6,304,935
MGM Resorts International (c)
06/01/16	7.500%	995,000	948,981
Senior Unsecured
03/01/18	11.375%	3,545,000	3,819,738
Penn National Gaming, Inc. Senior Subordinated Notes (c)
08/15/19	8.750%	3,147,000	3,383,025
Pinnacle Entertainment, Inc.
06/15/15	7.500%	411,000	398,670
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	1,419,000	1,489,950
San Pasqual Casino (b)
09/15/13	8.000%	76,000	74,860
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	444,000	457,320
10/01/20	7.804%	2,675,000	2,599,913
Senior Secured
10/01/20	6.535%	1,510,000	1,462,027

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Gaming (cont.)
Seneca Gaming Corp. (b)
12/01/18	8.250%	$2,909,000	$2,792,640
Shingle Springs Tribal Gaming Authority Senior Notes (b)
06/15/15	9.375%	2,812,000	1,560,660
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	2,523,000	2,535,615
Total			35,753,514
Gas Pipelines 2.5%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	3,219,000	3,709,096
El Paso Corp. (c) Senior Unsecured
06/15/14	6.875%	2,970,000	3,266,855
06/01/18	7.250%	3,974,000	4,351,530
09/15/20	6.500%	5,854,000	6,322,320
Enterprise Products Operating LLC
02/15/42	5.700%	2,145,000	2,259,329
Enterprise Products Operating LLC (c)
02/01/16	3.200%	2,565,000	2,662,762
Kinder Morgan Energy Partners LP Senior Unsecured (c)
01/15/38	6.950%	670,000	739,918
MarkWest Energy Partners LP/Finance Corp. (c)
06/15/22	6.250%	3,513,000	3,548,130
Nisource Finance Corp.
09/15/17	5.250%	9,425,000	10,356,030
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	500,000	580,358
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	2,715,000	3,417,137
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	2,170,000	2,376,150
07/15/21	6.500%	3,807,000	3,921,210
Regency Energy Partners LP/Finance Corp. (c)
12/01/18	6.875%	1,682,000	1,753,485
Southern Natural Gas Co. Senior Unsecured (b)
04/01/17	5.900%	840,000	958,788
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,270,000	2,292,700
TransCanada PipeLines Ltd. Senior Unsecured (d)
01/15/39	7.625%	575,000	796,395
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (b)(c)
08/15/41	5.400%	2,465,000	2,706,040
Total			56,018,233
Health Care 2.6%
AMERIGROUP Corp. Senior Unsecured (c)
11/15/19	7.500%	301,000	308,525

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Health Care (cont.)
AMGH Merger Sub, Inc. Senior Secured (b)
11/01/18	9.250%	$1,047,000	$1,036,530
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	662,523	660,867
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	1,625,000	1,673,750
Community Health Systems, Inc. (b)
11/15/19	8.000%	2,605,000	2,526,850
ConvaTec Healthcare E SA Senior Unsecured (b)(d)
12/15/18	10.500%	5,272,000	4,757,980
Emdeon, Inc. (b)(c)
12/31/19	11.000%	2,635,000	2,714,050
Fresenius Medical Care U.S. Finance, Inc. (b)(c)
09/15/18	6.500%	621,000	644,288
HCA, Inc. Senior Secured
09/15/20	7.250%	7,979,000	8,198,422
HCA, Inc. (c)
02/15/22	7.500%	2,076,000	2,044,860
Senior Secured
02/15/20	6.500%	4,178,000	4,157,110
02/15/20	7.875%	1,665,000	1,752,412
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,099,000	2,101,624
Health Management Associates, Inc. Senior Unsecured (b)(c)
01/15/20	7.375%	4,163,000	4,189,019
Healthsouth Corp. (c)
09/15/22	7.750%	321,000	311,370
InVentiv Health, Inc. (b)(c)
08/15/18	10.000%	3,645,000	3,453,637
Kinetic Concepts/KCI U.S.A., Inc. Secured (b)(c)
11/01/18	10.500%	801,000	768,960
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,002,000	1,022,040
Multiplan, Inc. (b)(c)
09/01/18	9.875%	3,145,000	3,160,725
Omnicare, Inc. (c)
06/01/20	7.750%	1,499,000	1,573,950
Radnet Management, Inc.
04/01/18	10.375%	970,000	858,450
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	1,692,000	1,590,480
STHI Holding Corp. Secured (b)(c)
03/15/18	8.000%	891,000	902,138
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	1,265,000	1,378,850
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/18	8.000%	6,289,000	5,974,550
02/01/19	7.750%	410,000	382,325
Total			58,143,762

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Healthcare Insurance 0.1%
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	$960,000	$1,143,729
Home Construction 0.1%
Shea Homes LP/Funding Corp. Senior Secured (b)(c)
05/15/19	8.625%	3,145,000	2,877,675
Independent Energy 4.7%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	8,505,000	9,511,550
Antero Resources Finance Corp. (b)(c)
08/01/19	7.250%	136,000	136,000
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	335,000	345,050
Senior Unsecured
06/01/14	10.250%	535,000	604,550
Berry Petroleum Co. (c) Senior Unsecured
11/01/20	6.750%	760,000	758,100
Bill Barrett Corp. (c)
10/01/19	7.625%	2,132,000	2,201,290
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,371,000	5,330,717
Carrizo Oil & Gas, Inc. (b)
10/15/18	8.625%	897,000	883,545
Chaparral Energy, Inc.
10/01/20	9.875%	1,090,000	1,166,300
09/01/21	8.250%	2,849,000	2,806,265
Chesapeake Energy Corp. (c)
08/15/20	6.625%	7,070,000	7,352,800
02/15/21	6.125%	4,711,000	4,722,777
Concho Resources, Inc.
01/15/21	7.000%	3,680,000	3,827,200
01/15/22	6.500%	1,059,000	1,080,180
Continental Resources, Inc.
10/01/19	8.250%	216,000	238,680
10/01/20	7.375%	224,000	242,480
04/01/21	7.125%	2,874,000	3,075,180
Goodrich Petroleum Corp. (b)
03/15/19	8.875%	2,589,000	2,537,220
Hilcorp Energy I LP/Finance Co. Senior Notes (b)(c)
02/15/20	8.000%	2,375,000	2,499,687
Kodiak Oil & Gas Corp. Senior Notes (b)(c)(d)
12/01/19	8.125%	5,287,000	5,366,305
Laredo Petroleum, Inc. (b)
02/15/19	9.500%	6,085,000	6,305,581
MEG Energy Corp. (b)(c)(d)
03/15/21	6.500%	2,610,000	2,623,050
National JSC Naftogaz of Ukraine Government Guaranteed (d)
09/30/14	9.500%	5,625,000	5,232,916
Newfield Exploration Co. Senior Subordinated Notes
04/15/16	6.625%	3,810,000	3,914,775

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Independent Energy (cont.)
Newfield Exploration Co. (c) Senior Subordinated Notes
02/01/20	6.875%	$2,095,000	$2,199,750
Oasis Petroleum, Inc. (b)(c)
02/01/19	7.250%	3,349,000	3,399,235
Oasis Petroleum, Inc. (c)
11/01/21	6.500%	3,252,000	3,162,570
Petrohawk Energy Corp.
08/15/18	7.250%	3,922,000	4,392,640
Petrohawk Energy Corp. (c)
06/01/19	6.250%	3,319,000	3,634,305
QEP Resources, Inc. Senior Unsecured (c)
03/01/21	6.875%	3,280,000	3,476,800
Range Resources Corp.
05/15/19	8.000%	1,115,000	1,237,650
08/01/20	6.750%	2,335,000	2,533,475
Range Resources Corp. (c)
05/01/18	7.250%	369,000	393,908
06/01/21	5.750%	385,000	410,988
SM Energy Co. Senior Unsecured (b)
11/15/21	6.500%	1,297,000	1,297,000
Southwestern Energy Co.
02/01/18	7.500%	2,595,000	2,984,250
WPX Energy, Inc. Senior Unsecured (b)
01/15/22	6.000%	2,205,000	2,166,413
Whiting Petroleum Corp.
10/01/18	6.500%	156,000	161,460
Total			104,212,642
Integrated Energy 0.2%
Lukoil International Finance BV (b)(d)
11/05/19	7.250%	1,100,000	1,173,850
11/09/20	6.125%	2,300,000	2,285,115
TNK-BP Finance SA (b)(c)(d)
03/13/18	7.875%	425,000	469,632
Total			3,928,597
Life Insurance 0.3%
ING Groep NV (c)(d)(e)
12/29/49	5.775%	8,160,000	5,467,200
Lodging 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured (c)
05/15/18	6.750%	2,106,000	2,363,985
Media Cable 2.0%
CCO Holdings LLC/Capital Corp. (c)
04/30/18	7.875%	370,000	382,950
01/15/19	7.000%	2,900,000	2,918,125
04/30/20	8.125%	4,045,000	4,247,250
CSC Holdings LLC Senior Unsecured (b)(c)
11/15/21	6.750%	4,051,000	4,071,255
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
11/15/17	8.625%	7,312,000	7,439,960

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Media Cable (cont.)
Comcast Corp.
08/15/37	6.950%	$3,430,000	$4,097,800
DISH DBS Corp.
02/01/16	7.125%	640,000	657,600
DISH DBS Corp. (c)
09/01/19	7.875%	523,000	554,380
06/01/21	6.750%	6,764,000	6,594,900
Insight Communications Co., Inc. Senior Unsecured (b)
07/15/18	9.375%	1,935,000	2,196,225
Quebecor Media, Inc. Senior Unsecured (c)(d)
03/15/16	7.750%	8,263,000	8,386,945
Time Warner Cable, Inc. (c)
05/01/17	5.850%	405,000	456,289
02/01/20	5.000%	650,000	688,028
UPCB Finance V Ltd. Senior Secured (b)(d)
11/15/21	7.250%	1,934,000	1,858,910
Total			44,550,617
Media Non-Cable 3.1%
AMC Networks, Inc. (b)(c)
07/15/21	7.750%	5,832,000	6,167,340
Belo Corp. (c)
11/15/16	8.000%	2,625,000	2,828,437
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,983,000	1,635,975
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	3,720,000	3,915,300
Cumulus Media, Inc. (b)(c)
05/01/19	7.750%	2,303,000	1,980,580
EH Holding Corp. (b)(c)
06/15/21	7.625%	1,245,000	1,223,213
Senior Secured
06/15/19	6.500%	1,977,000	1,932,518
Intelsat Jackson Holdings SA (b)(c)(d)
04/01/19	7.250%	395,000	385,125
04/01/21	7.500%	2,660,000	2,527,000
Intelsat Jackson Holdings SA (c)(d)
06/15/16	11.250%	4,681,000	4,868,240
Intelsat Luxembourg SA (b)(c)(d) PIK
02/04/17	11.500%	1,943,000	1,782,703
Intelsat Luxembourg SA (c)(d) PIK
02/04/17	11.500%	2,809,000	2,577,257
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	3,248,000	3,219,580
News America, Inc. (c)
12/15/35	6.400%	150,000	161,138
Nielsen Finance LLC/Co.
10/15/18	7.750%	4,236,000	4,479,570
RR Donnelley & Sons Co. Senior Unsecured (c)
06/15/20	7.625%	710,000	667,400

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Media Non-Cable (cont.)
Salem Communications Corp. Secured
12/15/16	9.625%	$4,167,000	$4,354,515
Sinclair Television Group, Inc. Secured (b)(c)
11/01/17	9.250%	7,032,000	7,489,080
TCM Sub LLC (b)
01/15/15	3.550%	5,510,000	5,783,608
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	1,455,000	1,222,200
Senior Secured
11/01/20	7.875%	5,743,000	5,441,492
XM Satellite Radio, Inc. (b)(c)
11/01/18	7.625%	4,192,000	4,275,840
Total			68,918,111
Metals 2.6%
Aleris International, Inc. Senior Unsecured (g)(h)
06/01/20	6.000%	3,093	2,969
Alpha Natural Resources, Inc. (c)
06/01/19	6.000%	3,295,000	3,146,725
06/01/21	6.250%	1,535,000	1,458,250
ArcelorMittal Senior Unsecured (c)(d)
03/01/21	5.500%	6,465,000	5,703,934
Arch Coal, Inc. (b)(c)
06/15/19	7.000%	3,996,000	3,916,080
06/15/21	7.250%	3,685,000	3,565,237
Calcipar SA Senior Secured (b)(c)(d)
05/01/18	6.875%	3,797,000	3,422,046
Consol Energy, Inc. (c)
04/01/17	8.000%	1,116,000	1,188,540
04/01/20	8.250%	5,929,000	6,373,675
FMG Resources August 2006 Proprietary Ltd. (b)(c)(d)
11/01/15	7.000%	5,226,000	5,043,090
02/01/16	6.375%	1,855,000	1,743,700
02/01/18	6.875%	2,853,000	2,617,628
Senior Notes
11/01/19	8.250%	4,304,000	4,185,640
JMC Steel Group Senior Notes (b)
03/15/18	8.250%	2,362,000	2,220,280
Novelis, Inc. (c)(d)
12/15/20	8.750%	4,242,000	4,475,310
Novelis, Inc. (d)
12/15/17	8.375%	100,000	104,000
Peabody Energy Corp. (b)(c) Senior Notes
11/15/21	6.250%	2,151,000	2,167,133
Senior Unsecured
11/15/18	6.000%	3,227,000	3,222,966
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	2,860,000	2,788,500
Total			57,345,703

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer 0.4%
SLM Corp. (c) Senior Notes
01/25/16	6.250%	$2,434,000	$2,314,415
Senior Unsecured
03/25/20	8.000%	3,637,000	3,555,168
Springleaf Finance Corp. Senior Unsecured (c)
12/15/17	6.900%	5,319,000	3,616,920
Total			9,486,503
Non-Captive Diversified 3.2%
Ally Financial, Inc. (c)
03/15/20	8.000%	12,166,000	11,998,717
09/15/20	7.500%	4,065,000	3,927,806
CIT Group, Inc. (b)(c) Secured
05/02/17	7.000%	18,075,000	17,803,875
04/01/18	6.625%	3,125,000	3,140,625
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	544,000	534,880
Ford Motor Credit Co. LLC (c) Senior Unsecured
04/15/15	7.000%	597,000	642,664
01/15/20	8.125%	9,515,000	11,083,452
02/01/21	5.750%	2,554,000	2,604,756
General Electric Capital Corp. Senior Unsecured (c)
10/17/21	4.650%	9,370,000	9,406,337
International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	1,589,000	1,413,090
International Lease Finance Corp. (c) Senior Unsecured
09/01/17	8.875%	4,150,000	4,201,875
12/15/20	8.250%	3,500,000	3,482,500
Total			70,240,577
Oil Field Services 0.7%
Gazstream SA for Gazprom OAO (b)(d)
07/22/13	5.625%	12,311	12,557
Green Field Energy Services, Inc. Senior Secured (b)
11/15/16	13.000%	3,046,000	3,076,460
Novatek Finance Ltd. Senior Unsecured (b)(c)(d)
02/03/21	6.604%	300,000	306,912
Offshore Group Investments Ltd. Senior Secured (c)(d)
08/01/15	11.500%	6,936,000	7,438,860
Oil States International, Inc. (c)
06/01/19	6.500%	3,301,000	3,317,505
Trinidad Drilling Ltd. Senior Unsecured (b)(d)
01/15/19	7.875%	909,000	927,057
Weatherford International Ltd. (d)
03/15/13	5.150%	14,000	14,588
Total			15,093,939

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Other Industry 0.1%
Interline Brands, Inc. (c)
11/15/18	7.000%	$1,288,000	$1,326,640
Packaging 0.8%
ARD Finance SA Senior Secured PIK (b)(d)
06/01/18	11.125%	649,000	571,120
Ardagh Packaging Finance PLC (b)(c)(d)
10/15/20	9.125%	2,771,000	2,743,290
Senior Secured
10/15/17	7.375%	2,193,000	2,225,895
Reynolds Group Issuer, Inc./LLC (b)(c) Senior Secured
04/15/19	7.125%	2,868,000	2,803,470
08/15/19	7.875%	5,224,000	5,250,120
Senior Unsecured
08/15/19	9.875%	2,192,000	2,005,680
Reynolds Group Issuer, Inc./LLC (b)(c)(e)
05/15/18	8.750%	453,687	410,587
Sealed Air Corp. Senior Unsecured (b)(c)
09/15/21	8.375%	711,000	758,993
Total			16,769,155
Paper 0.4%
Cascades, Inc. (d)
12/15/17	7.750%	6,779,000	6,592,578
Verso Paper Holdings LLC/Inc. Secured (c)
02/01/19	8.750%	4,078,000	2,650,700
Total			9,243,278
Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc. (b)
01/15/22	7.250%	1,171,000	1,203,203
Grifols, Inc. Senior Secured (b)
02/01/18	8.250%	3,065,000	3,156,950
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)(i)
12/01/19	9.500%	912,000	916,560
Mylan, Inc. (b)(c)
11/15/18	6.000%	6,169,000	6,153,577
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	1,439,000	1,406,623
Total			12,836,913
Railroads 0.2%
CSX Corp. Senior Unsecured
04/15/41	5.500%	3,205,000	3,506,744
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,440,000	1,695,170
Total			5,201,914
Refining 0.1%
United Refining Co. Senior Secured
02/28/18	10.500%	2,926,000	2,757,755

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Corporate Bonds & Notes (a) (continued)
REITs—%
Duke Realty LP Senior Unsecured
08/15/19	8.250%		$200	$233
Retailers 0.7%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%		1,275,000	1,200,606
Burlington Coat Factory Warehouse Corp. (b)(c)
02/15/19	10.000%		1,453,000	1,398,512
Limited Brands, Inc.
04/01/21	6.625%		4,690,000	4,889,325
QVC, Inc. (b) Senior Secured
10/01/19	7.500%		1,146,000	1,220,490
QVC, Inc. (b)(c) Senior Secured
04/15/17	7.125%		1,493,000	1,552,720
Rite Aid Corp. Senior Secured (c)
08/15/20	8.000%		4,650,000	5,022,000
Sally Holdings LLC/Capital, Inc. (b)(c)
11/15/19	6.875%		877,000	883,578
Total				16,167,231
Sovereign 0.2%
Morgan Stanley (b)(d) Senior Unsecured
05/03/17	10.090%	BRL	400,000	188,017
10/22/20	11.500%	BRL	6,285,000	3,143,754
Total				3,331,771
Supranational 0.4%
European Investment Bank (d) Senior Unsecured
06/20/17	1.400%	JPY	446,000,000	5,774,527
01/18/27	2.150%	JPY	29,100,000	367,568
International Finance Corp. (d)
02/28/13	7.500%	AUD	2,675,000	2,872,360
Total				9,014,455
Technology 1.9%
Amkor Technology, Inc. (c) Senior Unsecured
05/01/18	7.375%		2,395,000	2,383,025
06/01/21	6.625%		4,190,000	3,865,275
CDW LLC/Finance Corp. (b)(c)
04/01/19	8.500%		4,254,000	4,030,665
CDW LLC/Finance Corp. (b)(c)(e) Senior Secured
12/15/18	8.250%		2,247,000	2,291,940
Cardtronics, Inc.
09/01/18	8.250%		2,916,000	3,149,280
CommScope, Inc. (b)(c)
01/15/19	8.250%		1,903,000	1,836,395
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		1,055,000	1,076,100
First Data Corp. (b)(c)
01/15/21	12.625%		1,904,000	1,570,800
Senior Secured
08/15/20	8.875%		3,745,000	3,745,000

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Technology (cont.)
First Data Corp. (c) PIK
09/24/15	10.550%	$1,977,000	$1,799,070
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	3,027,000	3,155,647
Interactive Data Corp.
08/01/18	10.250%	4,310,000	4,611,700
NXP BV/Funding LLC Senior Secured (b)(c)(d)
08/01/18	9.750%	4,460,000	4,894,850
iGate Corp. (b)(c)
05/01/16	9.000%	2,952,000	2,944,620
Total			41,354,367
Transportation Services 0.4%
AE Escrow Corp. (b)(c)
03/15/20	9.750%	1,330,000	1,330,000
Avis Budget Car Rental LLC/Finance, Inc. (c)
01/15/19	8.250%	1,775,000	1,708,438
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	402,000	460,071
ERAC U.S.A. Finance LLC (b)(c)
10/01/20	5.250%	1,150,000	1,234,852
Hertz Corp. (The) (c)
10/15/18	7.500%	2,845,000	2,852,112
01/15/21	7.375%	2,028,000	2,007,720
Total			9,593,193
Wireless 2.1%
Cricket Communications, Inc.
10/15/20	7.750%	1,574,000	1,235,590
Cricket Communications, Inc. (c) Senior Secured
05/15/16	7.750%	6,617,000	6,600,457
MetroPCS Wireless, Inc. (c)
09/01/18	7.875%	2,415,000	2,306,325
11/15/20	6.625%	535,000	466,788
Nextel Communications, Inc.
08/01/15	7.375%	1,136,000	999,680
SBA Telecommunications, Inc.
08/15/16	8.000%	780,000	834,600
SBA Telecommunications, Inc. (c)
08/15/19	8.250%	3,455,000	3,718,444
Sprint Capital Corp. (c)
11/15/28	6.875%	7,469,000	5,209,627
Sprint Nextel Corp. (b)(c)
11/15/18	9.000%	9,383,000	9,476,830
Senior Unsecured
11/15/21	11.500%	2,681,000	2,546,950
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	2,005,000	1,972,782
VimpelCom Holdings BV (b)(d)
03/01/22	7.504%	1,000,000	868,750
Wind Acquisition Finance SA (b)(c)(d) Secured
07/15/17	11.750%	4,731,000	4,080,487
Senior Secured
02/15/18	7.250%	7,739,000	6,578,150
Total			46,895,460

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Wirelines 2.9%
AT&T, Inc. (c) Senior Unsecured
02/15/39	6.550%	$2,715,000	$3,271,255
08/15/41	5.550%	2,905,000	3,149,645
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	2,205,000	2,426,865
Cincinnati Bell, Inc. (c)
10/15/17	8.250%	1,512,000	1,466,640
10/15/20	8.375%	245,000	238,262
Embarq Corp. Senior Unsecured
06/01/16	7.082%	6,150,000	6,506,313
Embarq Corp. (c) Senior Unsecured
06/01/36	7.995%	870,000	874,929
Frontier Communications Corp. Senior Unsecured
04/15/15	7.875%	104,000	103,220
10/01/18	8.125%	935,000	892,925
Frontier Communications Corp. (c) Senior Unsecured
04/15/17	8.250%	260,000	253,175
04/15/20	8.500%	5,829,000	5,537,550
Integra Telecom Holdings, Inc. Senior Secured (b)(c)
04/15/16	10.750%	1,303,000	1,153,155
Level 3 Communications, Inc. Senior Unsecured (c)
02/01/19	11.875%	2,055,000	2,126,925
Level 3 Financing, Inc.
02/15/17	8.750%	1,094,000	1,088,530
Level 3 Financing, Inc. (b) Senior Unsecured
07/01/19	8.125%	1,656,000	1,564,920
Level 3 Financing, Inc. (c)
02/01/18	10.000%	1,620,000	1,660,500
04/01/19	9.375%	2,778,000	2,805,780
PAETEC Holding Corp.
12/01/18	9.875%	3,015,000	3,263,737
Senior Secured
06/30/17	8.875%	5,158,000	5,570,640
Qtel International Finance Ltd. (b)(c)(d)
06/10/19	7.875%	600,000	736,569
10/19/25	5.000%	2,700,000	2,751,892
Telecom Italia Capital SA (d)
07/18/36	7.200%	105,000	83,036
Telefonica Emisiones SAU (d)
04/27/15	3.729%	7,335,000	6,947,397
06/20/16	6.421%	1,425,000	1,445,446
Tw telecom holdings, inc.
03/01/18	8.000%	427,000	448,350
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	4,725,000	5,517,241
Windstream Corp.
09/01/18	8.125%	1,485,000	1,514,700

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (a) (continued)
Wirelines (cont.)
Windstream Corp. (c)
11/01/17	7.875%	$400,000	$418,000
03/15/19	7.000%	395,000	383,150
Total			64,200,747
Total Corporate Bonds & Notes (Cost: $1,110,395,296)			$1,109,793,788
Residential Mortgage-Backed Securities – Agency 4.5%
Federal Home Loan Mortgage Corp. (e)(j)(k) CMO IO Series 3122 Class IS
03/15/36	6.452%	$12,207,030	$1,882,837
CMO IO Series 3761 Class KS
06/15/40	5.752%	13,896,995	2,272,633
CMO IO Series 3852 Class SW
05/15/41	5.752%	17,537,663	3,356,449
Federal Home Loan Mortgage Corp. (j)
05/01/21-06/01/36	5.000%	5,880,463	6,321,682
01/01/20	10.500%	4,166	4,196
Federal National Mortgage Association (e)(j)(k) CMO IO Series 2006-5 Class N2
02/25/35	2.014%	10,318,335	560,297
CMO IO Series 2010-135 Class MS
12/25/40	5.693%	7,345,530	1,027,228
Federal National Mortgage Association (j)
05/01/41	4.000%	20,899,129	21,664,885
12/01/20	4.500%	276,449	295,683
05/01/33-09/01/37	5.000%	6,561,200	7,058,875
02/01/35-11/01/36	5.500%	4,455,897	4,851,313
04/01/34-08/01/37	6.000%	14,415,433	15,834,806
12/01/31-05/01/33	6.500%	62,398	70,551
07/01/38	7.000%	373,694	424,161
04/01/16	9.000%	5	5
04/01/14	10.000%	19,914	20,190
Federal National Mortgage Association (j)(l)
07/01/40	4.500%	15,394,478	16,419,517
11/01/36	6.500%	10,676,453	11,919,497
10/01/37	7.000%	359,783	408,620
Government National Mortgage Association (e)(j)(k) CMO IO Series 2010-108 Class PI
02/20/38	5.845%	16,618,873	2,513,490
Government National Mortgage Association (j)
08/15/13	11.750%	2,073	2,089
Government National Mortgage Association (j)(k) CMO IO Series 2010-167 Class GI
02/20/38	4.000%	9,012,716	1,274,947
Total Residential Mortgage-Backed Securities – Agency (Cost: $93,612,195)			$98,183,951
Residential Mortgage-Backed Securities – Non-Agency 2.3%
BCAP LLC Trust (b)(e)(j) CMO Series 2010-RR7 Class 17A7
03/26/36	9.981%	$1,769,159	$1,363,141
BCAP LLC Trust (b)(j) CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	2,640,000	2,605,717

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities – Non-Agency (continued)
Castle Peak Loan Trust (b)(j) CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$1,758,450	$1,758,450
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	6,054,477	6,033,286
Citigroup Mortgage Loan Trust, Inc. (b)(e)(j) CMO Series 2009-3 Class 4A3
10/25/33	2.449%	6,105,977	4,535,520
CMO Series 2009-4 Class 9A2
03/25/36	4.549%	3,040,248	2,338,911
CMO Series 2010-6 Class 2A2
09/25/35	2.752%	1,143,314	827,759
CMO Series 2010-6 Class 3A2
07/25/36	2.734%	4,920,000	4,555,468
CMO Series 2010-7 Class 3A4
12/25/35	7.184%	2,185,000	2,255,991
Credit Suisse Mortgage Capital Certificates (b)(e)(j) CMO Series 2010-17R Class 1A2
06/26/36	2.453%	2,810,000	1,716,641
Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,182,261
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (j)
04/25/33	5.500%	4,200,917	4,277,457
JPMorgan Reremic CMO Series 2010-5 Class 1A6 (b)(e)(j)
04/26/37	4.500%	1,312,000	1,169,320
PennyMac Loan Trust CMO Series 2011-NPL1 Class A (e)(j)
09/25/51	5.250%	1,000,000	997,000
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(e)(j)
06/27/32	4.000%	3,349,971	3,365,028
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-18 Class 2A6 (j)
01/25/36	5.500%	3,118,255	3,101,046
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1 (j)
12/25/35	5.500%	564,734	559,794
Total Residential Mortgage-Backed Securities – Non-Agency (Cost: $50,661,447)			$49,642,790
Commercial Mortgage-Backed Securities – Non-Agency 2.7%
Bear Stearns Commercial Mortgage Securities (e)(j) Series 2005-T18 Class A4
02/13/42	4.933%	$1,705,000	$1,841,422
Bear Stearns Commercial Mortgage Securities (j) Series 2006-PW14 Class A4
12/11/38	5.201%	5,000,000	5,422,340
Series 2007-T28 Class A1
09/11/42	5.422%	19,587	19,600
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (j)
05/15/36	3.819%	599,295	605,507
GS Mortgage Securities Corp. II (c)(j) Series 2005-GG4 Class A4A
07/10/39	4.751%	4,825,000	5,127,832

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities – Non-Agency (continued)
GS Mortgage Securities Corp. II (e)(j) Series 2006-GG6 Class A4
04/10/38	5.553%	$4,898,000	$5,279,344
Greenwich Capital Commercial Funding Corp. (e)(j) Series 2004-GG1 Class A7
06/10/36	5.317%	1,395,000	1,488,279
Greenwich Capital Commercial Funding Corp. (j) Series 2003-C2 Class A3
01/05/36	4.533%	705,936	711,827
Series 2007-GG11 Class A1
12/10/49	5.358%	198,791	200,443
Series 2007-GG9 Class A4
03/10/39	5.444%	5,650,000	5,964,281
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C5 Class A2 (j)
08/15/46	3.149%	3,140,000	3,218,324
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(j) Series 2007-CB18 Class A4
06/12/47	5.440%	4,000,000	4,232,048
JPMorgan Chase Commercial Mortgage Securities Corp. (j) Series 2003-CB6 Class A1
07/12/37	4.393%	313,855	317,006
Morgan Stanley Capital I (e)(j) Series 2006-T23 Class AAB
08/12/41	5.790%	3,386,038	3,558,892
Morgan Stanley Capital I (j) Series 2005-HQ6 Class A4A
08/13/42	4.989%	4,825,000	5,277,320
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (b)(c)(e)(j)
08/15/45	5.984%	9,600,000	10,580,563
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (e)(j)
08/15/39	5.978%	50,000	53,604
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (e)(j)
10/15/44	5.203%	4,825,000	5,285,633
Total Commercial Mortgage-Backed Securities – Non-Agency (Cost: $54,615,201)			$59,184,265
Asset-Backed Securities – Non-Agency 0.1%
DT Auto Owner Trust Series 2009-1 Class A1 (b)
10/15/15	2.980%	$368,029	$368,479
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (e)
09/25/34	5.865%	2,059,946	1,521,926
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	491,624	491,909
Total Asset-Backed Securities – Non-Agency (Cost: $2,923,409)			$2,382,314

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Inflation-Indexed Bonds 2.5%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%		$15,416,654	$16,228,433
01/15/21	1.125%		10,631,198	11,779,035
02/15/41	2.125%		21,058,123	28,224,455
Total Inflation-Indexed Bonds (Cost: $49,266,367)				$56,231,923
U.S. Treasury Obligations 3.7%
U.S. Treasury (c)
07/31/16	1.500%		$14,000,000	$14,405,776
11/15/21	2.000%		16,093,000	15,992,419
08/15/41	3.750%		40,099,000	45,625,123
U.S. Treasury (c)(m) STRIPS
11/15/13	0.000%		2,250,000	2,237,002
U.S. Treasury (m) STRIPS
05/15/23	0.000%		4,550,000	3,404,642
Total U.S. Treasury Obligations (Cost: $80,633,490)				$81,664,962
Foreign Government Obligations (a) 24.8%
ARGENTINA 0.8%
Argentina Bonos (c)(d) Senior Unsecured
10/03/15	7.000%		$3,275,000	$2,865,625
04/17/17	7.000%		2,660,000	2,088,100
Argentina Republic Government International Bond Senior Unsecured (d)(e)(m)
12/15/35	0.000%		3,250,000	497,250
Argentine Republic Government International Bond Senior Unsecured (d)
12/31/33	8.280%		10,406,497	7,544,710
Provincia de Buenos Aires (b)(d) Senior Unsecured
10/05/15	11.750%		280,000	243,626
01/26/21	10.875%		2,490,000	1,792,639
Provincia de Cordoba Senior Unsecured (b)(d)
08/17/17	12.375%		3,670,000	3,046,100
Total				18,078,050
AUSTRALIA 0.6%
New South Wales Treasury Corp. Local Government Guaranteed (d)
05/01/12	6.000%	AUD	2,760,000	2,855,214
Treasury Corp. of Victoria (d) Local Government Guaranteed
11/15/16	5.750%	AUD	4,600,000	5,051,899
06/15/20	6.000%	AUD	5,180,000	5,808,578
Total				13,715,691
BRAZIL 1.7%
Banco Nacional de Desenvolvimento Economico e Social (b)(d)
07/12/20	5.500%		850,000	906,312
Brazil Notas do Tesouro Nacional (d)
01/01/13	10.000%	BRL	428,000	2,466,739

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
BRAZIL (cont.)
Brazilian Government International Bond (d)
01/20/34	8.250%		$6,260,000	$9,217,850
08/17/40	11.000%		4,700,000	6,168,750
Senior Unsecured
01/05/22	12.500%	BRL	10,275,000	7,230,314
01/07/41	5.625%		1,100,000	1,243,000
Petrobras International Finance Co. (d)
03/15/19	7.875%		7,880,000	9,215,597
01/27/21	5.375%		2,200,000	2,234,082
Total				38,682,644
CANADA 0.8%
Canadian Government Bond (d)
06/01/19	3.750%	CAD	14,000,000	15,527,722
06/01/23	8.000%	CAD	1,400,000	2,163,902
Total				17,691,624
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)(c)(d)
07/08/19	6.250%		600,000	665,843
COLOMBIA 0.9%
BanColombia SA Senior Unsecured (d)
06/03/21	5.950%		2,300,000	2,288,500
Bogota Distrito Capital Senior Unsecured (b)(d)
07/26/28	9.750%	COP	200,000,000	135,645
Colombia Government International Bond Senior Unsecured (d)
05/21/24	8.125%		1,890,000	2,562,840
Corp. Andina de Fomento Senior Unsecured (d)
06/04/19	8.125%		900,000	1,097,484
Ecopetrol SA Senior Unsecured (c)(d)
07/23/19	7.625%		3,855,000	4,645,275
Empresa de Energia de Bogota SA Senior Unsecured (b)(c)(d)
11/10/21	6.125%		1,900,000	1,936,927
Empresas Publicas de Medellin ESP (b)(c)(d) Senior Unsecured
07/29/19	7.625%		100,000	115,780
Empresas Publicas de Medellin ESP (b)(d) Senior Unsecured
02/01/21	8.375%	COP	11,190,000,000	5,958,217
Republic of Colombia Senior Unsecured (d)
06/28/27	9.850%	COP	300,000,000	212,651
Total				18,953,319
CROATIA 0.1%
Croatia Government International Bond Senior Unsecured (b)(d)
07/14/20	6.625%		1,395,000	1,234,575
DOMINICAN REPUBLIC 0.2%
Dominican Republic International Bond (b)(d) Senior Unsecured
05/06/21	7.500%		1,675,000	1,668,000
04/20/27	8.625%		2,900,000	3,037,750
Total				4,705,750

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
EL SALVADOR 0.1%
El Salvador Government International Bond (b)(c)(d)
02/01/41	7.625%		$1,500,000	$1,500,000
Senior Unsecured
06/15/35	7.650%		490,000	499,800
El Salvador Government International Bond (b)(d) Senior Unsecured
04/10/32	8.250%		400,000	432,000
Total				2,431,800
FINLAND 0.2%
Finland Government Bond Senior Unsecured (d)
07/04/15	4.250%	EUR	2,720,000	4,032,227
FRANCE 0.9%
France Government Bond OAT (d)
04/25/13	4.000%	EUR	5,300,000	7,404,549
04/25/29	5.500%	EUR	5,920,000	9,493,936
French Treasury Note (d)
07/12/15	2.000%	EUR	2,770,000	3,733,735
Total				20,632,220
GERMANY 1.2%
Bundesrepublik Deutschland (d)
06/20/16	6.000%	EUR	12,600,000	20,577,299
07/04/17	4.250%	EUR	1,850,000	2,871,100
01/04/18	4.000%	EUR	1,180,000	1,818,009
07/04/21	3.250%	EUR	980,000	1,437,710
07/04/34	4.750%	EUR	55,000	94,205
Kreditanstalt fuer Wiederaufbau (d)
01/20/14	1.350%	JPY	63,000,000	831,345
Total				27,629,668
INDONESIA 2.3%
Indonesia Government International Bond (b)(d) Senior Unsecured
05/04/14	10.375%		6,180,000	7,230,600
04/20/15	7.250%		3,000,000	3,375,000
03/13/20	5.875%		11,125,000	12,320,938
01/17/38	7.750%		1,400,000	1,872,500
Indonesia Treasury Bond (d) Senior Unsecured
09/15/19	11.500%	IDR	22,600,000,000	3,222,197
11/15/20	11.000%	IDR	2,000,000,000	282,683
06/15/21	12.800%	IDR	17,200,000,000	2,681,997
07/15/22	10.250%	IDR	2,900,000,000	397,779
09/15/25	11.000%	IDR	89,650,000,000	13,152,777
Majapahit Holding BV (b)(c)(d)
01/20/20	7.750%		1,100,000	1,256,236
06/29/37	7.875%		2,780,000	3,162,250
Majapahit Holding BV (b)(d)
06/28/17	7.250%		562,000	620,877
Perusahaan Penerbit SBSN Senior Unsecured (b)(d)
04/23/14	8.800%		700,000	787,312
Total				50,363,146
IRELAND 0.1%
Ireland Government Bond Senior Unsubordinated Notes (d)
10/18/18	4.500%	EUR	1,755,000	1,768,645

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
ITALY 0.5%
Italy Buoni Poliennali Del Tesoro (d)
08/01/18	4.500%	EUR	9,300,000	$10,595,327
JAPAN 0.7%
Japan Government 10-Year Bond Senior Unsecured (d)
09/20/18	1.500%	JPY	330,000,000	4,496,216
Japan Government 20-Year Bond Senior Unsecured (d)
09/20/26	2.200%	JPY	710,000,000	9,931,258
Total				14,427,474
KAZAKHSTAN 0.5%
KazMunayGas National Co. (b)(c)(d) Senior Unsecured
07/02/18	9.125%		$6,780,000	8,060,064
KazMunayGas National Co. (b)(d) Senior Unsecured
01/23/15	11.750%		400,000	478,000
05/05/20	7.000%		400,000	429,763
04/09/21	6.375%		2,500,000	2,587,500
Total				11,555,327
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)(d)
06/16/21	5.250%		1,250,000	1,143,564
LITHUANIA 0.2%
Lithuania Government International Bond (b)(d) Senior Unsecured
09/14/17	5.125%		2,150,000	2,069,725
03/09/21	6.125%		1,550,000	1,503,483
Total				3,573,208
MEXICO 2.8%
Mexican Bonos (d)
12/20/12	9.000%	MXN	5,300,000	4,061,808
12/17/15	8.000%	MXN	1,485,000	1,204,310
12/15/16	7.250%	MXN	659,000	525,449
12/14/17	7.750%	MXN	950,000	778,332
12/13/18	8.500%	MXN	5,586,000	4,749,539
06/03/27	7.500%	MXN	4,069,000	3,109,416
Mexico Government International Bond (c)(d) Senior Unsecured
09/15/16	11.375%		5,690,000	7,994,450
01/15/20	5.125%		5,435,000	6,081,765
Mexico Government International Bond (d) Senior Unsecured
01/11/40	6.050%		3,350,000	3,969,750
Pemex Finance Ltd. (d) Senior Unsecured
11/15/18	9.150%		2,485,000	3,066,793
Senior Unsecured (NPFGC)
08/15/17	10.610%		1,650,000	2,026,766
Pemex Project Funding Master Trust (c)(d)
06/15/38	6.625%		450,000	495,000
Pemex Project Funding Master Trust (d)
03/01/18	5.750%		10,920,000	11,930,100
01/21/21	5.500%		6,050,000	6,428,125
06/15/35	6.625%		870,000	957,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
MEXICO (cont.)
Petroleos Mexicanos (b)(c)(d)
06/02/41	6.500%		$500,000	$540,000
Petroleos Mexicanos (c)(d)
05/03/19	8.000%		600,000	738,000
06/02/41	6.500%		2,000,000	2,160,000
Total				60,816,603
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured (d)
05/15/21	6.000%	NZD	6,150,000	5,519,679
NORWAY 0.8%
Norway Government Bond (d)
05/15/13	6.500%	NOK	655,000	121,993
05/19/17	4.250%	NOK	87,185,000	16,962,322
Total				17,084,315
PERU 0.4%
Peru Enhanced Pass-Through Finance Ltd. Pass-Thru Certificates (b)(d)(m)
05/31/18	0.000%		2,032,867	1,692,362
Peruvian Government International Bond (b)(d) Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,311,516
Peruvian Government International Bond (d) Senior Unsecured
11/21/33	8.750%		4,508,000	6,638,030
Total				9,641,908
PHILIPPINES 0.7%
Philippine Government International Bond (c)(d) Senior Unsecured
01/15/19	9.875%		70,000	97,475
01/15/21	4.000%		3,489,000	3,550,057
03/30/26	5.500%		3,825,000	4,221,844
Philippine Government International Bond (d) Senior Unsecured
01/20/20	6.500%		1,000,000	1,187,500
01/14/31	7.750%		200,000	266,500
01/14/36	6.250%	PHP	112,000,000	2,513,067
Power Sector Assets & Liabilities Management Corp. (b)(c)(d) Government Guaranteed
12/02/24	7.390%		1,390,000	1,688,395
Power Sector Assets & Liabilities Management Corp. (b)(d) Government Guaranteed
05/27/19	7.250%		1,910,000	2,287,225
Total				15,812,063
POLAND 0.7%
Poland Government Bond (d)
10/24/15	6.250%	PLN	24,300,000	7,513,893
10/25/17	5.250%	PLN	3,655,000	1,071,423
10/25/19	5.500%	PLN	8,700,000	2,551,985
Poland Government International Bond (c)(d) Senior Unsecured
07/15/19	6.375%		1,470,000	1,591,275
Poland Government International Bond (d) Senior Unsecured
04/21/21	5.125%		2,000,000	1,962,500
Total				14,691,076

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
QATAR 0.2%
Nakilat, Inc. Senior Secured (b)(c)(d)
12/31/33	6.067%		$3,260,000	$3,537,100
Qatar Government International Bond Senior Unsecured (b)(d)(i)
01/20/22	4.500%		1,000,000	991,250
Total				4,528,350
RUSSIAN FEDERATION 2.1%
Gazprom OAO Via Gaz Capital SA (b)(c)(d) Senior Unsecured
04/11/18	8.146%		4,535,000	5,169,900
03/07/22	6.510%		4,535,000	4,744,744
Gazprom OAO Via Gaz Capital SA (b)(d)
01/23/21	5.999%		4,000,000	4,040,000
Senior Unsecured
11/22/16	6.212%		400,000	417,000
08/16/37	7.288%		300,000	316,500
Russian Foreign Bond - Eurobond (b)(c)(d) Senior Unsecured
04/29/20	5.000%		1,200,000	1,234,500
Russian Foreign Bond - Eurobond (b)(d)(e)
03/31/30	7.500%		2,408,975	2,824,523
Senior Unsecured
03/31/30	7.500%		18,545,350	21,744,423
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)(d)
11/22/25	6.800%		5,810,000	5,759,162
Total				46,250,752
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured (d)
03/08/41	6.250%		1,500,000	1,687,500
SUPRA-NATIONAL 0.4%
European Investment Bank Senior Unsecured (d)
12/07/11	5.500%	GBP	5,250,000	8,243,345
SWEDEN 0.8%
Sweden Government Bond (d)
08/12/17	3.750%	SEK	108,600,000	18,108,960
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)(d)
08/14/19	9.750%		2,040,000	2,391,122
TURKEY 1.2%
Turkey Government International Bond (d)
01/14/41	6.000%		2,200,000	2,101,000
Senior Unsecured
09/26/16	7.000%		2,735,000	3,008,500
11/07/19	7.500%		1,300,000	1,472,464
06/05/20	7.000%		850,000	943,500
03/30/21	5.625%		7,250,000	7,358,750
02/05/25	7.375%		8,680,000	9,851,800
03/17/36	6.875%		230,000	245,525
05/30/40	6.750%		1,500,000	1,546,875
Total				26,528,414

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value
Foreign Government Obligations (a) (continued)
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)(d)
07/11/16	9.375%		$1,300,000	$1,030,120
Ukraine Government International Bond (b)(c)(d) Senior Unsecured
02/23/21	7.950%		575,000	494,354
Ukraine Government International Bond (b)(d) Senior Unsecured
06/26/12	6.385%		250,000	244,494
Total				1,768,968
UNITED KINGDOM 0.3%
United Kingdom Gilt (d)
03/07/19	4.500%	GBP	800,000	1,487,343
09/07/19	3.750%	GBP	700,000	1,239,089
03/07/25	5.000%	GBP	2,510,000	4,999,846
Total				7,726,278
URUGUAY 0.7%
Uruguay Government International Bond (c)(d) Senior Unsecured PIK
01/15/33	7.875%		1,940,000	2,617,060
Uruguay Government International Bond (d)
04/05/27	4.250%	UYU	194,223,530	9,856,437
06/26/37	3.700%	UYU	62,989,909	2,818,957
Senior Unsecured
03/21/36	7.625%		725,000	965,700
Total				16,258,154
VENEZUELA 1.3%
Petroleos de Venezuela SA (b)(c)(d)
11/02/17	8.500%		8,135,000	6,080,912
Petroleos de Venezuela SA (d)
04/12/17	5.250%		11,540,000	7,241,350
Senior Unsecured
10/28/15	5.000%		799,500	555,653
Venezuela Government International Bond (b)(c)(d) Senior Unsecured
02/26/16	5.750%		2,050,000	1,563,125
08/23/22	12.750%		3,006,000	2,630,250
Venezuela Government International Bond (b)(d) Senior Unsecured
05/07/23	9.000%		16,324,000	11,059,510
Total				29,130,800
Total Foreign Government Obligations (Cost: $515,784,582)				$548,068,389
Issue Description	Coupon Rate	Principal Amount		Value
Municipal Bonds 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(h)(n)
10/01/11	7.358%		$2,820,000	$1,635,600
Total Municipal Bonds (Cost: $2,820,000)				$1,635,600

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 5.0%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. Term Loan (e)(o)
03/30/16	3.000%	$195,000	$189,881
TASC, Inc. Tranche B Term Loan (e)(o)
12/18/15	4.500%	124,467	121,231
TransDigm, Inc. 1st Lien Term Loan (e)(o)
02/14/17	4.000%	870,806	861,785
Total			1,172,897
Airlines 0.1%
Delta Air Lines, Inc. Term Loan (e)(o)
04/20/17	5.500%	648,375	616,929
U.S. Airways Group, Inc. Term Loan (e)(o)
03/21/14	2.760%	912,153	780,538
United Air Lines, Inc. Tranche B Term Loan (e)(o)
02/01/14	2.313%	663,063	639,027
Total			2,036,494
Automotive 0.1%
Allison Transmission, Inc. Term Loan (e)(o)
08/07/14	2.750%	581,511	560,251
Chrysler Group LLC Tranche B Term Loan (e)(o)
05/24/17	6.000%	423,938	390,552
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (e)(o)
04/30/14	1.930%	1,425,000	1,363,255
UCI International, Inc. Term Loan (e)(o)
07/26/17	5.500%	471,437	471,145
Total			2,785,203
Brokerage —%
Nuveen Investments, Inc. Tranche B Term Loan (e)(o)(p)
TBD	TBD	250,000	244,687
Building Materials 0.1%
Armstrong World Industries, Inc. Tranche B1 Term Loan (e)(o)
03/10/18	4.000%	323,375	319,333
CPG International I, Inc. Term Loan (e)(o)
02/18/17	6.000%	645,125	603,192
Custom Building Products, Inc. Term Loan (e)(o)
03/19/15	5.750%	72,543	70,003
Goodman Global, Inc. (e)(o) 1st Lien Term Loan
10/28/16	5.750%	93,083	92,777
2nd Lien Term Loan
10/30/17	9.000%	100,000	99,958
Potters Holdings II LP (e)(o) Tranche B 1st Lien Term Loan
05/06/17	6.000%	498,750	492,516

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Building Materials (cont.)
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	$125,000	$122,500
Total			1,800,279
Chemicals 0.4%
Ashland, Inc. Tranche B Term Loan (e)(o)
08/23/18	3.750%	500,000	500,315
Celanese U.S. Holdings LLC Term Loan (e)(o)
04/02/14	1.745%	1,450,455	1,399,689
Cristal Inorganic Chemicals U.S., Inc. 2nd Lien Term Loan (e)(o)
11/15/14	6.119%	125,000	122,396
Houghton International, Inc. Tranche B1 Term Loan (e)(o)
01/29/16	6.750%	255,233	253,531
Matrix Acquisition Corp. Tranche B Term Loan (e)(o)
04/12/14	2.260%	672,379	654,312
Momentive Specialty Chemicals, Inc. (e)(o) Tranche C1B Term Loan
05/05/15	4.063%	126,659	119,482
Tranche C2B Term Loan
05/05/15	4.125%	56,948	53,721
Tranche C4A Term Loan
05/05/13	2.687%	807,921	758,945
Tranche C5B Term Loan
05/05/15	4.125%	95,750	90,883
Nalco Co. Tranche B1 Term Loan (e)(o)
10/05/17	4.500%	173,250	172,853
Norit Holding BV Term Loan (d)(e)(o)
07/10/17	6.750%	225,000	222,188
Omnova Solutions, Inc. Term Loan (e)(o)
05/31/17	5.750%	646,742	631,653
PQ Corp. 1st Lien Term Loan (e)(o)
07/30/14	3.645%	636,207	596,355
Rockwood Specialties Group, Inc. Term Loan (e)(o)
02/09/18	3.500%	398,000	398,852
Solutia, Inc. Tranche 1 Term Loan (e)(o)
08/01/17	3.500%	642,455	641,170
Styron SARL Term Loan (d)(e)(o)
08/02/17	6.000%	446,625	384,236
Univar, Inc. Tranche B Term Loan (e)(o)
06/30/17	5.000%	967,688	932,744
Total			7,933,325
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan (e)(o)
04/18/18	5.750%	721,375	706,948

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Construction Machinery (cont.)
NACCO Materials Handling Group, Inc. Term Loan (e)(o)
03/21/13	2.261%	$348,163	$341,199
Terex Corp. Term Loan (e)(o)
04/28/17	5.500%	550,000	548,625
Total			1,596,772
Consumer Cyclical Services 0.1%
Instant Web, Inc. (e)(o) Delayed Draw Term Loan
08/07/14	3.635%	25,759	24,149
Term Loan
08/07/14	3.635%	247,109	231,665
KAR Auction Services, Inc. Term Loan (e)(o)
05/19/17	5.000%	149,595	147,538
Live Nation Entertainment, Inc. Tranche B Term Loan (e)(o)
11/07/16	4.500%	519,724	514,527
Sabre, Inc. Term Loan (e)(o)
09/30/14	2.307%	643,247	528,923
ServiceMaster Co. (The) (e)(o) Delayed Draw Term Loan
07/24/14	2.760%	58,410	55,260
Term Loan
07/24/14	2.791%	586,538	554,906
Total			2,056,968
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (e)(o)
10/09/16	5.000%	444,493	405,267
Amscan Holdings, Inc. Term Loan (e)(o)
12/02/17	6.750%	916,432	910,475
Fender Musical Instruments Corp. (e)(o) Delayed Draw Term Loan
06/09/14	2.510%	14,207	12,999
Term Loan
06/09/14	2.510%	28,119	25,729
Jarden Corp. Tranche B Term Loan (e)(o)
03/31/18	3.260%	223,875	223,559
NBTY, Inc. Tranche B1 Term Loan (e)(o)
10/01/17	4.250%	918,063	903,658
Prestige Brands, Inc. Term Loan (e)(o)
03/24/16	4.778%	53,735	53,601
Simmons Holdco, Inc. Term Loan (e)(g)(h)(o)(q)
02/15/12	6.732%	2,601,458	6,504
Visant Corp. Tranche B Term Loan (e)(o)
12/22/16	5.250%	969,242	911,698
Total			3,453,490

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Diversified Manufacturing 0.2%
Acosta, Inc. Tranche B Term Loan (e)(o)
03/01/18	4.750%	$621,875	$601,664
Colfax Corp. Tranche B Term Loan (e)(o)(p)
TBD	TBD	275,000	272,250
Contech Construction Products, Inc. Term Loan (e)(o)
01/31/13	8.250%	356,322	236,954
Generac Acquisition Corp. 1st Lien Term Loan (e)(o)
11/10/13	2.802%	650,000	635,141
IMG Worldwide, Inc. Tranche B Term Loan (e)(o)
06/16/16	5.500%	748,125	729,422
N.E.W. Holdings I LLC Term Loan (e)(o)
03/23/16	6.000%	270,000	263,250
Tomkins LLC/Inc. (d)(e)(o) Tranche B1 Term Loan
09/29/16	4.250%	627,220	621,996
Tomkins LLC/Inc. (d)(e)(o)(p) Tranche B1 Term Loan
TBD	TBD	124,686	123,647
Total			3,484,324
Electric 0.2%
Calpine Corp. (e)(o) Term Loan
04/01/18	4.500%	249,375	241,462
04/01/18	4.500%	647,935	627,376
Covanta Energy Corp. (e)(o) Letter of Credit
02/10/14	1.774%	76,140	74,141
Term Loan
02/10/14	1.768%	147,700	143,823
Equipower Resources Holdings LLC Tranche B Term Loan (e)(o)
01/26/18	5.750%	72,455	71,731
FirstLight Power Resources, Inc. (e)(o) 2nd Lien Term Loan
05/01/14	4.813%	750,000	677,497
Tranche B 1st Lien Term Loan
11/01/13	2.813%	26,351	25,297
GenOn Energy/Americas, Inc. Term Loan (e)(o)
09/20/17	6.000%	423,181	421,218
NRG Energy, Inc. Term Loan (e)(o)
07/01/18	4.000%	648,375	643,512
TPF Generation Holdings LLC (e)(o) 1st Lien Synthetic Letter of Credit
12/15/13	2.369%	270,268	257,430
1st Lien Term Loan
12/15/13	2.369%	462,577	440,605
Synthetic Revolving Term Loan
12/15/11	2.369%	84,723	80,699

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Electric (cont.)
Texas Competitive Electric Holdings Co. LLC Term Loan (e)(o)
10/10/14	3.764%	$1,345,945	$975,810
Total			4,680,601
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (e)(o)
04/22/16	7.500%	222,188	212,607
AMC Entertainment, Inc. Tranche B2 Term Loan (e)(o)
12/15/16	3.507%	669,671	653,934
Carmike Cinemas, Inc. Term Loan (e)(o)
01/27/16	5.500%	159,068	157,637
Cedar Fair LP Tranche 1 Term Loan (e)(o)
12/15/17	4.000%	318,417	317,121
HIT Entertainment, Inc. 2nd Lien Term Loan (e)(o)
02/26/13	5.750%	200,000	196,376
Regal Cinemas Corp. Term Loan (e)(o)
08/23/17	3.369%	297,750	293,903
Six Flags Theme Parks, Inc. Tranche B Term Loan (e)(o)
06/30/16	5.368%	397,565	395,434
Sunshine Acquisition Ltd. Term Loan (e)(o)
06/01/12	5.495%	349,096	344,208
Total			2,571,220
Environmental —%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (e)(o)
07/29/14	8.000%	782,117	758,654
Synagro Technologies, Inc. 1st Lien Term Loan (e)(o)
04/02/14	2.250%	176,708	149,097
Total			907,751
Food and Beverage 0.3%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (e)(o)
12/18/17	5.250%	173,687	170,431
Aramark Corp. (e)(o) 2nd Letter of Credit
07/26/16	3.521%	41,652	40,507
Tranche B Term Loan
07/26/16	3.619%	633,348	615,931
B&G Foods, Inc. Tranche B Term Loan (e)(o)(p)
TBD	TBD	225,000	225,095
Dean Foods Co. Tranche B Term Loan (e)(o)
04/02/16	3.370%	967,651	939,231
Del Monte Foods Co. Term Loan (e)(o)
03/08/18	4.500%	798,000	754,110

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Food and Beverage (cont.)
Dole Food Co., Inc. Tranche B2 Term Loan (e)(o)
07/08/18	5.045%	$306,469	$304,281
Earthbound Holdings III LLC Term Loan (e)(o)
12/21/16	5.500%	843,625	821,480
JBS U.S.A. LLC Term Loan (e)(o)
05/25/18	4.250%	174,562	170,198
Michael Foods Group, Inc. Tranche B Term Loan (e)(o)
02/25/18	4.250%	144,022	141,861
Pierre Foods, Inc. 1st Lien Term Loan (e)(o)
09/30/16	7.000%	866,932	861,514
Solvest Ltd. Tranche C2 Term Loan (e)(o)
07/08/18	5.032%	569,157	565,093
U.S. Foodservice, Inc. Term Loan (e)(o)
07/03/14	2.758%	744,171	675,707
WM. Bolthouse Farms, Inc. (e)(o) 1st Lien Term Loan
02/11/16	5.500%	543,405	540,237
2nd Lien Term Loan
08/11/16	9.500%	200,000	198,084
Windsor Quality Food Co., Ltd. Tranche B Term Loan (e)(o)
02/16/17	5.000%	723,375	683,589
Total			7,707,349
Gaming 0.2%
Affinity Gaming LLC Term Loan (e)(o)
12/31/15	10.000%	800,000	799,248
Ameristar Casinos, Inc. Tranche B Term Loan (e)(o)
04/16/18	4.000%	273,625	271,959
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (e)(o)
01/28/15	3.362%	800,000	682,504
Cannery Casino Resorts LLC 2nd Lien Term Loan (e)(o)
05/18/14	4.510%	25,000	21,781
Golden Nugget, Inc. 2nd Lien Term Loan (e)(o)
12/31/14	3.510%	50,000	34,156
Isle of Capri Casinos, Inc. Term Loan (e)(o)
11/01/13	4.750%	248,125	246,212
Las Vegas Sands LLC (e)(o) Tranche B Term Loan
05/23/14	1.840%	432,339	421,422
11/23/16	2.840%	220,411	210,907
Tranche I Delayed Draw Term Loan
05/23/14	1.840%	88,696	86,457
11/23/16	2.840%	27,704	26,510

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Gaming (cont.)
ROC Finance LLC Tranche B Term Loan (e)(o)
08/19/17	8.500%	$175,000	$175,000
Twin River Worldwide Holdings, Inc. Term Loan (e)(o)
11/05/15	8.500%	399,902	394,903
Caesars Octavius LLC Tranche B Term Loan (e)(o)
04/25/17	9.250%	725,000	684,219
Total			4,055,278
Health Care 0.4%
AMN Healthcare, Inc. (e)(o) 2nd Lien Term Loan
09/01/16	11.750%	100,000	94,000
Tranche B Term Loan
06/23/15	7.250%	67,641	64,259
Alere, Inc. Tranche B Term Loan (e)(o)
06/30/17	4.500%	200,000	194,786
Ardent Medical Services, Inc. Term Loan (e)(o)
09/15/15	6.500%	197,000	193,060
Community Health Systems, Inc. (e)(o) Delayed Draw Term Loan
07/25/14	2.510%	95,169	91,748
Term Loan
07/25/14	2.754%	1,854,666	1,788,009
01/25/17	3.955%	77,253	74,549
ConvaTec, Inc. Term Loan (e)(o)
12/22/16	5.750%	669,937	655,869
DaVita, Inc. Tranche B Term Loan (e)(o)
10/20/16	4.500%	669,937	666,588
HCA, Inc. Tranche A1 Term Loan (e)(o)
11/16/12	1.619%	774,230	766,039
Health Management Associates, Inc. Tranche B Term Loan (e)(o)(p)
11/18/18	4.500%	250,000	248,855
Inventiv Health, Inc. Term Loan (e)(o)
08/04/16	6.500%	546,628	533,875
Lifepoint Hospitals, Inc. Tranche B-2 Term Loan (e)(o)
04/15/15	3.280%	500,000	496,035
MedAssets, Inc. Term Loan (e)(o)
11/16/16	5.250%	662,476	655,023
Onex Carestream Finance LP Term Loan (e)(o)
02/25/17	5.000%	696,466	615,098
Quintiles Transnational Corp. Tranche B Term Loan (e)(o)
06/08/18	5.000%	972,562	943,386
Res-Care, Inc. Tranche B Term Loan (e)(o)
12/22/16	7.250%	223,313	213,263

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Health Care (cont.)
Select Medical Corp. Tranche B Term Loan (e)(o)
06/01/18	5.500%	$274,313	$256,024
Total			8,550,466
Independent Energy —%
MEG Energy Corp. Term Loan (d)(e)(o)
03/18/18	4.000%	175,000	173,063
Integrated Energy —%
Gibson Energy ULC Term Loan (d)(e)(o)
06/15/18	5.750%	249,375	248,440
Life Insurance —%
CNO Financial Group, Inc. Tranche B1 Term Loan (e)(o)
09/30/16	6.250%	502,737	500,223
Media Cable 0.2%
Bresnan Broadband Holdings LLC Tranche B Term Loan (e)(o)
12/14/17	4.500%	223,312	217,730
Cequel Communications LLC Term Loan (e)(o)
11/05/13	2.248%	669,740	659,138
MCC Iowa LLC Tranche F Term Loan (e)(o)
10/23/17	4.500%	694,724	673,014
Mediacom Illinois LLC Tranche E Term Loan (e)(o)
10/23/17	4.500%	918,028	888,192
San Juan Cable LLC (e)(o) 2nd Lien Term Loan
06/09/18	10.000%	175,000	168,875
Tranche B 1st Lien Term Loan
06/09/17	6.000%	149,625	144,762
TWCC Holding Corp. Term Loan (e)(o)
02/11/17	4.250%	273,625	272,087
UPC Financing Partnership Tranche N Term Loan (d)(e)(o)
12/31/14	2.020%	750,000	725,625
WideOpenWest Finance LLC (e)(o) 1st Lien Term Loan
06/30/14	2.755%	546,490	517,799
Tranche A Term Loan
06/30/14	6.748%	122,626	118,232
Total			4,385,454
Media Non-Cable 0.6%
AMC Networks, Inc. Tranche B Term Loan (e)(o)
12/31/18	4.000%	199,500	197,838
Cengage Learning Acquisitions, Inc. Term Loan (e)(o)
07/03/14	2.510%	540,289	456,210
Clear Channel Communications, Inc. Tranche B Term Loan (e)(o)
01/29/16	3.910%	1,382,730	1,028,834

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Media Non-Cable (cont.)
Cumulus Media Holdings, Inc. (e)(o) 1st Lien Term Loan
09/16/18	5.750%	$550,000	$535,106
2nd Lien Term Loan
03/18/19	7.500%	725,000	677,875
Emmis Operating Co. Tranche B Term Loan (e)(o)
11/01/13	4.363%	131,583	122,263
Encompass Digital Media Tranche B Term Loan (e)(o)
02/28/16	7.750%	523,687	518,451
GateHouse Media Operating, Inc. Term Loan (e)(o)
08/28/14	2.510%	691,938	153,666
Getty Images, Inc. Term Loan (e)(o)
11/07/16	5.250%	196,138	195,852
Gray Television, Inc Tranche B Term Loan (e)(o)
12/31/14	3.780%	917,848	896,049
Hubbard Radio LLC lst Lien Term Loan (e)(o)
04/28/17	5.250%	349,125	343,015
Intelsat Jackson Holdings SA (d)(e)(o) Term Loan
02/01/14	2.905%	500,000	463,750
02/01/14	3.391%	125,000	117,891
Tranche B Term Loan
04/02/18	5.250%	500,000	493,335
MediaNews Group, Inc. Term Loan (e)(o)
03/19/14	8.500%	26,000	24,440
Newsday LLC Term Loan (e)(o)
08/01/13	6.653%	25,000	25,156
NextMedia Operating, Inc. Term Loan (e)(o)
05/27/16	8.250%	1,043,319	1,021,148
Penton Media, Inc. 1st Lien Term Loan (e)(o)
08/01/14	5.000%	486,645	294,016
Postmedia Network, Inc. Tranche C Term Loan (d)(e)(o)
07/13/16	6.252%	706,636	690,482
Quad Graphics, Inc. Tranche B Term Loan (e)(o)
07/26/18	4.000%	700,000	690,816
Radio One, Inc. Term Loan (e)(o)
03/31/16	7.500%	746,250	692,617
Revolution Studios Distribution Co. LLC Tranche B Term Loan (e)(o)
12/21/14	4.010%	253,813	179,362
Sinclair Television Group, Inc. Tranche B Term Loan (e)(o)
10/28/16	4.000%	498,153	496,031
Spanish Broadcasting System, Inc. 1st Lien Term Loan (e)(o)
06/10/12	2.010%	770,878	700,535

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Media Non-Cable (cont.)
Tribune Co. (o)(q) Tranche B Term Loan
06/04/14	0.000%	$98,750	$60,462
Tranche X Term Loan
09/29/14	0.000%	17,067	10,197
Univision Communications, Inc. 1st Lien Term Loan (e)(o)
03/31/17	4.510%	1,189,453	1,064,370
Total			12,149,767
Non-Captive Diversified —%
iStar Financial, Inc. Tranche A2 Term Loan (e)(o)
06/30/14	7.000%	175,000	167,625
Oil Field Services —%
Frac Tech Services Term Loan (e)(o)
05/06/16	6.250%	259,198	254,986
Other Financial Institutions 0.1%
Harland Clarke Holdings Corp. Tranche B Term Loan (e)(o)
06/30/14	2.776%	570,531	480,672
Springleaf Financial Funding Co. Term Loan (e)(o)
05/10/17	5.500%	275,000	238,392
Vantiv LLC Tranche B1 1st Lien Term Loan (e)(o)
11/03/16	4.500%	671,625	667,710
Total			1,386,774
Other Industry —%
ATI Acquisition Co. Tranche B Term Loan (e)(h)(o)
12/30/14	8.250%	75,954	22,786
Rexnord LLC/RBS Global, Inc. Tranche B1 Term Loan (e)(o)
07/19/13	2.894%	75,000	73,625
Total			96,411
Other Utility —%
BRSP LLC Term Loan (e)(o)
06/24/14	7.500%	393,089	391,123
Packaging 0.1%
BWay Holding Co. Tranche B Term Loan (e)(o)
02/23/18	4.500%	912,855	893,685
Berry Plastics Holding Corp. Tranche C Term Loan (e)(o)
04/03/15	2.252%	862,117	811,683
ICL Industrial Containers ULC Tranche C Term Loan (e)(o)
02/23/18	4.500%	84,149	82,382
Reynolds Group Holdings, Inc. (e)(o) Tranche B Term Loan
02/09/18	6.500%	522,375	513,014
Reynolds Group Holdings, Inc. (e)(o)(r) Tranche C Term Loan
08/09/18	6.500%	450,000	441,900
Total			2,742,664

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Paper —%
NewPage Corp. Debtor In Possession Term Loan (e)(o)(v)
03/08/13	8.000%	$325,000	$326,219
Rock-Tenn Co. Tranche B Term Loan (e)(o)
05/28/18	3.500%	249,375	248,659
Total			574,878
Pharmaceuticals —%
Endo Pharmaceuticals Holdings, Inc. (e)(o) Tranche A Term Loan
06/17/16	2.563%	247,656	243,676
Tranche B Term Loan
06/17/18	4.000%	201,161	200,720
Grifols, Inc. Tranche B Term Loan (e)(o)
06/01/17	6.000%	74,812	74,532
Pharmaceutical Product Development, Inc. Term Loan (e)(o)(p)
12/05/18	6.250%	175,000	172,531
Total			691,459
Property & Casualty —%
Asurion LLC 2nd Lien Term Loan (e)(o)
05/24/19	9.000%	1,000,000	960,630
HUB International Ltd. Term Loan (e)(o)
06/13/14	6.750%	49,246	48,795
Total			1,009,425
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan (e)(o)
03/04/18	3.510%	274,312	266,942
Retailers 0.7%
Academy Ltd. Term Loan (e)(o)
08/03/18	6.000%	350,000	343,585
BJ's Wholesale Club, Inc. 1st Lien Term Loan (e)(o)
09/28/18	7.000%	375,000	373,995
Bass Pro Group LLC Term Loan (e)(o)
06/13/17	5.250%	673,312	656,480
Claire's Stores, Inc. Tranche B Term Loan (e)(o)
05/29/14	3.039%	1,370,517	1,176,931
David's Bridal, Inc. Term Loan (e)(o)
01/31/14	2.369%	439,227	428,523
Dollar General Corp. Tranche B1 Term Loan (e)(o)
07/07/14	3.040%	675,000	673,508
General Nutrition Centers, Inc. Tranche B Term Loan (e)(o)
03/02/18	4.250%	1,337,500	1,306,296
J. Crew Group, Inc. Term Loan (e)(o)
03/07/18	4.750%	920,375	845,595

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Retailers (cont.)
JRD Holdings, Inc. Term Loan (e)(o)
07/02/14	2.510%	$616,611	$605,820
Jo-Ann Stores, Inc. Term Loan (e)(o)
03/16/18	4.750%	1,019,875	963,782
Michaels Stores, Inc. (e)(o) Tranche B1 Term Loan
10/31/13	2.662%	861,634	837,129
Tranche B2 Term Loan
07/31/16	4.912%	646,951	629,160
Neiman Marcus Group, Inc. (The) Term Loan (e)(o)
05/16/18	4.750%	1,000,000	960,970
Orchard Supply Hardware LLC Term Loan (e)(o)
12/21/13	5.063%	917,003	684,699
Pantry, Inc. (The) (e)(o) Delayed Draw Term Loan
05/15/14	2.010%	72,832	70,465
Term Loan
05/15/14	2.010%	774,956	749,770
Pep Boys-Manny, Moe & Jack (The) Term Loan (e)(o)
10/27/13	2.530%	557,985	539,387
PetCo Animal Supplies, Inc. Term Loan (e)(o)
11/24/17	4.500%	915,750	888,277
Rite Aid Corp. Tranche 2 Term Loan (e)(o)
06/04/14	2.007%	899,022	845,719
Sally Holdings LLC Tranche B Term Loan (e)(o)
11/16/13	2.510%	465,911	463,144
Toys 'R' Us–Delaware, Inc. Term Loan (e)(o)
09/01/16	6.000%	646,734	637,569
Total			14,680,804
Supermarkets 0.1%
Great Atlantic & Pacific Tea Co., Inc. (The) Debtor In Possession Term Loan (e)(o)(v)
06/14/12	8.750%	525,000	525,000
Supervalu, Inc. Tranche B2 Term Loan (e)(o)
10/05/15	3.510%	893,244	857,917
Total			1,382,917
Technology 0.4%
Aeroflex, Inc. Tranche B Term Loan (e)(o)
05/09/18	4.250%	224,438	212,093
CommScope, Inc. Term Loan (e)(o)
01/14/18	5.000%	223,875	222,756
Dealer Computer Services, Inc. (e)(o) Tranche A Term Loan
04/21/16	2.757%	42,708	41,214
Tranche B Term Loan
04/21/18	3.750%	169,563	168,555

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Technology (cont.)
Edwards (Cayman Islands II) Ltd. (d)(e)(o) 1st Lien Term Loan
05/31/16	5.500%	$248,125	$231,252
05/31/16	5.500%	447,744	417,298
Fidelity National Information Services, Inc. Tranche B Term Loan (e)(o)
07/18/16	5.250%	544,239	545,262
First Data Corp. (e)(o) Term Loan
03/26/18	4.257%	848,315	708,207
Tranche B1 Term Loan
09/24/14	3.007%	90,278	79,928
Freescale Semiconductor, Inc. Term Loan (e)(o)
12/01/16	4.520%	922,198	870,324
Infor Enterprise Solutions Holdings, Inc. (e)(o) 1st Lien Delayed Draw Term Loan
07/28/15	6.010%	332,497	311,384
1st Lien Term Loan
07/28/15	6.010%	628,887	588,952
Interactive Data Corp. Tranche B Term Loan (e)(o)
02/11/18	4.500%	895,500	877,590
Kasima LLC Term Loan (e)(o)
03/31/17	5.000%	273,625	269,521
Microsemi Corp Term Loan (e)(o)
02/02/18	5.750%	825,000	823,457
NDS Finance Ltd. Tranche B Term Loan (e)(o)
03/12/18	4.000%	124,375	121,888
Novell, Inc. 1st Lien Term Loan (e)(o)
04/27/17	6.500%	150,000	145,950
Openlink Financial, Inc. Term Loan (e)(o)
10/30/17	7.750%	150,000	149,625
Rovi Solutions Corp./Guides, Inc. (e)(o) Tranche A Term Loan
02/07/16	2.870%	100,000	99,125
Tranche B Term Loan
02/07/18	4.000%	99,500	98,692
Sensata Technology BV/Finance Co. LLC Term Loan (e)(o)
05/12/18	4.000%	324,187	319,594
SunGard Data Systems, Inc. Tranche B Term Loan (e)(o)
02/28/16	3.984%	562,350	548,291
Syniverse Holdings, Inc. Term Loan (e)(o)
12/21/17	5.250%	198,500	197,656
Trans Union LLC Term Loan (e)(o)
02/10/18	4.750%	199,000	198,005
Verint Systems, Inc. Term Loan (e)(o)
10/27/17	4.500%	199,000	196,513
Total			8,443,132

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans (continued)
Textile —%
Levi Strauss & Co. Term Loan (e)(o)
03/27/14	2.510%	$100,000	$96,750
Springs Window Fashions LLC Tranche B Term Loan (e)(o)
05/31/17	6.000%	197,500	189,600
Total			286,350
Transportation Services 0.1%
Hertz Corp. (The) (e)(o) Letter of Credit
03/11/18	3.750%	500,000	466,250
Tranche B Term Loan
03/11/18	3.750%	646,750	638,866
Total			1,105,116
Wireless —%
Crown Castle Operating Co. Tranche B Term Loan (e)(o)
03/06/14	1.760%	51,492	50,333
Hawaiian Telcom Communications, Inc. Term Loan (e)(o)
10/28/15	9.000%	14,343	14,422
MetroPCS Wireless, Inc. Tranche B3 Term Loan (e)(o)
03/19/18	4.043%	695,751	673,487
Ntelos, Inc. Tranche B Term Loan (e)(o)
08/07/15	4.000%	307,525	301,990
Total			1,040,232
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (e)(o)
10/21/16	5.500%	898,500	852,074
Integra Telecom Holdings, Inc. Term Loan (e)(o)
04/15/15	9.250%	197,500	172,615
Level 3 Financing, Inc. Tranche B Term Loan (e)(o)(p)
TBD	TBD	350,000	338,625
Windstream Corp. Tranche B2 Term Loan (e)(o)
12/17/15	3.124%	910,729	900,866
Total			2,264,180
Total Senior Loans (Cost: $115,787,767)			$109,279,069
Issuer		Shares	Value
Common Stocks —%
CONSUMER DISCRETIONARY —%
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc. (s)		5,526	$35,573
Buffets Restaurants Holdings, Inc. (s)		1,852	4,630
Total			40,203
Media —%
Media News Group (s)		2,495	45,534
TOTAL CONSUMER DISCRETIONARY			85,737

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS —%
Industrial Conglomerates —%
Contech Construction Products, Inc. (s)	48,032	$480
TOTAL INDUSTRIALS		480
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Delphi Automotive LLP (s)	1	28,947
IT Services —%
Advanstar Communications, Inc. (s)	315	3,150
TOTAL INFORMATION TECHNOLOGY		32,097
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A (d)	3,806	124,342
Metals & Mining —%
Aleris International, Inc. (s)	3,583	206,023
TOTAL MATERIALS		330,365
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (s)	478	7,170
TOTAL TELECOMMUNICATION SERVICES		7,170
Total Common Stocks (Cost: $515,327)		$455,849
Preferred Stocks —%
FINANCIALS —%
Commercial Banks —%
Lloyds Banking Group PLC, 6.657% (b)(c)(d)	230,000	$121,900
TOTAL FINANCIALS		121,900
Total Preferred Stocks (Cost: $125,746)		$121,900
Warrants —%
FINANCIALS —%
Diversified Financial Services —%
Cumulus Media, Inc., Class A (h)(s)	2,317	$6,468
TOTAL FINANCIALS		6,468
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp. (b)(g)(h)(s)	46,584	466
TOTAL INFORMATION TECHNOLOGY		466
Total Warrants (Cost: $4,400)		$6,934
Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.155% (t)(u)	47,360,934	$47,360,934
Total Money Market Funds (Cost: $47,360,934)		$47,360,934

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 20.7%
Asset-Backed Commercial Paper 5.7%
Alpine Securitization
12/14/11	0.210%	$4,998,979	$4,998,979
12/21/11	0.210%	9,998,075	9,998,075
Amsterdam Funding Corp.
12/08/11	0.250%	4,998,785	4,998,785
01/04/12	0.320%	4,998,444	4,998,444
Argento Variable Funding Company LLC
12/01/11	0.220%	3,999,976	3,999,976
Aspen Funding Corp.
12/05/11	0.310%	1,999,449	1,999,449
Cancara Asset Securitisation LLC
12/19/11	0.270%	14,996,850	14,996,850
Gemini Securitization Corporation (FKA Twin Towers)
12/05/11	0.300%	9,997,417	9,997,417
12/12/11	0.330%	4,998,533	4,998,533
Grampian Funding LLC
12/19/11	0.270%	9,997,900	9,997,900
KELLS FUNDING, LLC
12/13/11	0.320%	4,998,533	4,998,533
12/14/11	0.320%	9,997,689	9,997,689
01/03/12	0.360%	4,998,200	4,998,200
Liberty Street Fund Corporation
12/01/11	0.080%	4,999,989	4,999,989
Regency Markets No. 1 LLC
12/19/11	0.240%	9,997,933	9,997,933
01/17/12	0.360%	9,990,800	9,990,800
Rheingold Securitization
12/12/11	0.600%	4,997,250	4,997,250
Royal Park Investments Funding Corp.
12/01/11	0.750%	4,998,542	4,998,542
Total			125,963,344
Certificates of Deposit 7.8%
ABM AMRO Bank N.V.
12/12/11	0.420%	4,998,134	4,998,134
Bank of Nova Scotia
05/03/12	0.375%	8,000,000	8,000,000
Banque et Caisse d'Epargne de l'Etat
12/06/11	0.380%	1,998,081	1,998,081
Clydesdale Bank PLC
12/07/11	0.300%	4,999,708	4,999,708
Commerzbank AG
12/07/11	0.300%	14,999,125	14,999,125
Credit Suisse
02/24/12	0.500%	5,000,000	5,000,000
Deutsche Bank AG
12/08/11	0.360%	5,000,000	5,000,000
12/21/11	0.360%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
12/08/11	0.290%	8,000,000	8,000,000
01/03/12	0.295%	10,000,000	10,000,000
National Australia Bank
04/30/12	0.410%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.398%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	5,000,000	5,000,000
01/13/12	0.350%	8,000,000	8,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (cont.)
Skandinaviska Enskilda Banken
12/16/11	0.250%	$10,000,000	$10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Svenska Handelsbanken
02/28/12	0.490%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
01/13/12	0.440%	10,000,000	10,000,000
03/02/12	0.530%	9,000,000	9,000,000
United Overseas Bank Ltd.
12/12/11	0.280%	10,000,000	10,000,000
Total			171,988,234
Commercial Paper 3.8%
Atlantis One
12/14/11	0.220%	14,997,250	14,997,250
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
12/12/11	0.330%	4,998,075	4,998,075
HSBC Bank PLC
04/13/12	0.481%	11,970,720	11,970,720
Macquarie Bank Ltd.
12/29/11	0.471%	4,993,929	4,993,929
Suncorp Metway Ltd.
12/08/11	0.390%	9,993,717	9,993,717
01/18/12	0.450%	9,992,125	9,992,125
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
04/20/12	0.531%	9,973,058	9,973,058
Total			83,875,455
Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000
01/17/12	1.154%	5,154,918	5,154,918
Union Bank of Switzerland
02/23/12	0.806%	2,505,028	2,505,028
Total			17,659,946
Repurchase Agreements 2.6%
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013 (w)
	0.090%	5,000,000	5,000,000
Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136 (w)
	0.140%	5,000,000	5,000,000
Goldman Sachs & Co. (w) dated 11/28/11, matures 12/05/11, repurchase price $15,000,438
	0.150%	15,000,000	15,000,000
dated 11/29/11, matures 12/06/11, repurchase price $10,000,253
	0.130%	10,000,000	10,000,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
repurchase price $5,000,126
	0.130%	$5,000,000	$5,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $5,000,025 (w)
	0.180%	5,000,000	5,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $1,843,518 (w)
	0.110%	1,843,512	1,843,512

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $9,916,342 (w)
	0.140%	$9,916,304	$9,916,304
Total			56,759,816
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $456,246,795)			$456,246,795
Total Investments (Cost: $2,580,752,956)			$2,620,259,463
Other Assets & Liabilities, Net			(414,777,923)
Net Assets			$2,205,481,540

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 20-year	304	42,978,000	March 2012	$—	$(558,551)
U.S. Treasury Note, 2-year	522	115,101,000	April 2012	64,467	—
U.S. Treasury Note, 5-year	92	11,282,938	April 2012	—	(857)
U.S. Treasury Note, 10-year	(1,278)	(165,301,313)	March 2012	1,046,439	—
U.S. Treasury Ultra Bond, 30-year	(167)	(25,958,063)	March 2012	649,485	—
Total				$1,760,391	$(559,408)

Credit Default Swap Contracts Outstanding at November 30, 2011
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470%	$10,000,000	$(53,213)	$(29,400)	$—	$(82,613)
Total							$—	$(82,613)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Investments in Derivatives (continued)

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	December 19, 2011	6,100,000 (NZD)	4,726,707 (USD)	$—	$(30,601)
Citigroup Global Markets, Inc.	January 11, 2012	15,102,000 (CHF)	16,393,122 (USD)	—	(156,836)
Goldman, Sachs & Co.	January 11, 2012	20,460,000 (EUR)	27,327,399 (USD)	—	(176,015)
J.P. Morgan Securities, Inc.	January 11, 2012	853,648,000 (JPY)	10,936,073 (USD)	—	(81,864)
Deutsche Bank	January 11, 2012	16,329,004 (USD)	96,186,000 (NOK)	293,064	—
Barclays Bank PLC	January 11, 2012	10,941,890 (USD)	11,294,000 (CAD)	119,671	—
State Street Bank & Trust Company	January 11, 2012	27,269,444 (USD)	36,186,000 (NZD)	903,769	—
State Street Bank & Trust Company	January 12, 2012	8,628,000 (EUR)	11,538,613 (USD)	—	(59,707)
Total				$1,316,504	$(505,023)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $600,372,190 or 27.22% of net assets.

(c)  At November 30, 2011, security was partially or fully on loan.

(d)  Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $729,174,186 or 33.06% of net assets.

(e)  Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(f)  Negligible market value.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $9,939, which represents less than 0.01% of net assets.

(h)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $1,674,793, representing 0.08% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security	Acquisition Dates	Cost
Aleris International, Inc. Senior Unsecured 06/01/20 6.000%	06/29/10	$—
ATI Acquisition Co. Tranche B Term Loan 12/30/14 8.250%	12/23/09 thru 11/04/11	72,678
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/11 7.358%	10/04/04	2,820,000
CMP Susquehanna Corp. Warrants	03/26/09	466
Cumulus Media, Inc., Class A Warrants	06/14/07 thru 01/06/10	3,934
Simmons Holdco, Inc. Term Loan 02/15/12 6.732%	02/02/07 thru 02/16/10	2,282,513
Six Flags, Inc. 06/01/14 9.625%	05/07/10	—

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)  Represents a security purchased on a when-issued or delayed delivery basis.

(j)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(l)  At November 30, 2011, investments in securities included securities valued at $7,338,181 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)  Zero coupon bond.

(n)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2011, the value of these securities amounted to $1,635,600 or 0.07% of net assets.

(o)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of November 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)  Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2011, the value of these securities amounted to $77,163, which represents less than 0.01% of net assets.

(r)  At November 30, 2011, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment
Reynolds Group Holdings, Inc. Tranche C Term Loan	$450,000

(s)  Non-income producing.

(t)  The rate shown is the seven-day current annualized yield at November 30, 2011.

(u)  Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,988,808	$355,353,258	$(320,981,132)	$—	$47,360,934	$31,024	$47,360,934

(v)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(w)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.150%)

Security Description	Value
Ginnie Mae II Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Ginnie Mae I Pool	$5,100,000
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$604,189
Fannie Mae REMICS	876,413
Fannie Mae Whole Loan	3,207
Fannie Mae-Aces	5,916
Freddie Mac Gold Pool	1,137,526
Freddie Mac Non Gold Pool	221,415
Freddie Mac Reference REMIC	26,806
Freddie Mac REMICS	824,176
Ginnie Mae I Pool	724,255
Ginnie Mae II Pool	288,345
Government National Mortgage Association	205,588
United States Treasury Note/Bond	182,164
Total Market Value of Collateral Securities	$5,100,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$231,409
United States Treasury Note/Bond	1,420,363
United States Treasury Strip Principal	228,611
Total Market Value of Collateral Securities	$1,880,383

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$212,065
Ginnie Mae II Pool	9,902,565
Total Market Value of Collateral Securities	$10,114,630

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  Pound Sterling

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of November 30, 2011:

	Fair value at November 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes
Banking	$—	$26,965,792	$774,671	$27,740,463
Electric	—	94,545,559	116,659	94,662,218
Metals	—	57,342,734	2,969	57,345,703
All other industries	—	930,045,404	—	930,045,404
Residential Mortgage-Backed Securities — Agency	—	98,183,951	—	98,183,951
Residential Mortgage-Backed Securities — Non-Agency	—	34,321,455	15,321,335	49,642,790
Commercial Mortgage-Backed Securities — Non-Agency	—	59,184,265	—	59,184,265
Asset-Backed Securities — Non-Agency	—	2,382,314	—	2,382,314
Inflation-Indexed Bonds	—	56,231,923	—	56,231,923
U.S. Treasury Obligations	76,023,318	5,641,644	—	81,664,962
Foreign Government Obligations	—	546,376,027	1,692,362	548,068,389
Municipal Bonds	—	1,635,600	—	1,635,600
Total Bonds	76,023,318	1,912,856,668	17,907,996	2,006,787,982
Senior Loans
Chemicals	—	7,711,137	222,188	7,933,325
Construction Machinery	—	1,255,573	341,199	1,596,772
Consumer Products	—	3,446,986	6,504	3,453,490
Food and Beverage	—	6,711,701	995,648	7,707,349
Health Care	—	8,263,406	287,060	8,550,466
Media Non-Cable	—	11,167,566	982,201	12,149,767
Other Industry	—	73,625	22,786	96,411
Paper	—	248,659	326,219	574,878
Retailers	—	14,252,281	428,523	14,680,804
Technology	—	8,132,397	310,735	8,443,132
Textile	—	189,600	96,750	286,350
All other industries	—	43,806,325	—	43,806,325
Total Senior Loans	—	105,259,256	4,019,813	109,279,069
Equity Securities
Common Stocks
Consumer Discretionary	—	35,573	50,164	85,737
Industrials	—	—	480	480
Information Technology	—	28,947	3,150	32,097
Materials	124,342	—	206,023	330,365
Telecommunication Services	7,170	—	—	7,170
Preferred Stocks
Financials	—	121,900	—	121,900
Warrants
Financials	4,896	1,572	—	6,468
Information Technology	—	—	466	466
Total Equity Securities	136,408	187,992	260,283	584,683
Other
Money Market Funds	47,360,934	—	—	47,360,934
Investments of Cash Collateral Received for Securities on Loan	—	456,246,795	—	456,246,795
Total Other	47,360,934	456,246,795	—	503,607,729

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Fair Value Measurements (continued)

	Fair value at November 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Investments in Securities	$123,520,660	$2,474,550,711	$22,188,092	$2,620,259,463
Derivatives(c)
Assets
Futures Contracts	1,760,391	—	—	1,760,391
Forward Foreign Currency Exchange Contracts	—	1,316,504	—	1,316,504
Liabilities
Futures Contracts	(559,408)	—	—	(559,408)
Forward Foreign Currency Exchange Contracts	—	(505,023)	—	(505,023)
Swap Contracts	—	(82,613)	—	(82,613)
Total	$124,721,643	$2,475,279,579	$22,188,092	$2,622,189,314

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities, Corporate Bonds, Senior Loans, Common Stock and Foreign Government Obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers. Certain Corporate Bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities — Non-Agency	Foreign Government Obligations	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of May 31, 2011	$161,000	$11,257,231	$—	$2,139,296	$—	$408	$466	$13,558,401
Accrued discounts/premiums	(209)	20,754	20,194	11,271	—	—	—	52,010
Realized gain (loss)	85	5,143	39,489	5,700	—	—	—	50,417
Change in unrealized appreciation (depreciation)*	92,173	(455,464)	53,527	(123,134)	(92,198)	—	—	(525,096)
Sales	(20,125)	(2,403,314)	(156,374)	(114,433)	—	(408)	—	(2,694,654)
Purchases	822,375	9,029,815	1,735,526	2,211,914	352,015	—	—	14,151,645
Transfers into Level 3	—	—	—	1,496,991	—	—	—	1,496,991
Transfers out of Level 3	(161,000)	(2,132,830)	—	(1,607,792)	—	—	—	(3,901,622)
Balance as of November 30, 2011	$894,299	$15,321,335	$1,692,362	$4,019,813	$259,817	$—	$466	$22,188,092

*  Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(525,096), which is comprised of Corporate Bonds & Notes of $92,173, Residential Mortgage-Backed Securities — Non-Agency of $(455,464), Foreign Government Obligations of $53,527, Senior Loans of $(123,134) and Common Stocks of $(92,198).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $2,077,145,227)	$2,116,651,734
Affiliated issuers (identified cost $47,360,934)	47,360,934
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $399,486,979)	399,486,979
Repurchase agreements (identified cost $56,759,816)	56,759,816
Total investments (identified cost $2,580,752,956)	2,620,259,463
Cash	974,467
Foreign currency (identified cost $2,675,527)	2,604,112
Unrealized appreciation on forward foreign currency exchange contracts	1,316,504
Receivable for:
Investments sold	14,869,746
Capital shares sold	2,601,490
Dividends	21,167
Interest	32,790,268
Reclaims	112,619
Variation margin on futures contracts	467,100
Expense reimbursement due from Investment Manager	263
Prepaid expense	24,747
Trustees' deferred compensation plan	147,575
Total assets	2,676,189,521
Liabilities
Due upon return of securities on loan	456,246,795
Unrealized depreciation on forward foreign currency exchange contracts	505,023
Unrealized depreciation on swap contracts	82,613
Payable for:
Investments purchased	5,989,955
Investments purchased on a delayed delivery basis	3,533,500
Capital shares purchased	3,385,124
Investment management fees	31,213
Distribution and service fees	15,185
Transfer agent fees	398,809
Administration fees	3,815
Plan administration fees	48
Chief compliance officer expenses	1,275
Other expenses	367,051
Trustees' deferred compensation plan	147,575
Total liabilities	470,707,981
Net assets applicable to outstanding capital stock	$2,205,481,540

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Strategic Income Fund

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$2,192,918,183
Undistributed net investment income	974,572
Accumulated net realized loss	(29,580,327)
Unrealized appreciation (depreciation) on:
Investments	39,506,507
Foreign currency translations	(267,246)
Forward foreign currency exchange contracts	811,481
Futures contracts	1,200,983
Swap contracts	(82,613)
Total — representing net assets applicable to outstanding capital stock	$2,205,481,540
*Value of securities on loan	$479,780,519
Net assets applicable to outstanding shares
Class A	$1,256,493,375
Class B	$62,917,201
Class C	$211,144,051
Class R	$7,601
Class R4	$209,166
Class R5	$270,686
Class W	$2,425
Class Z	$674,437,035
Shares outstanding
Class A	210,102,924
Class B	10,525,498
Class C	35,291,279
Class R	1,265
Class R4	35,409
Class R5	45,815
Class W	406
Class Z	114,158,380
Net asset value per share
Class A(a)	$5.98
Class B	$5.98
Class C	$5.98
Class R	$6.01
Class R4	$5.91
Class R5	$5.91
Class W	$5.97
Class Z	$5.91

(a)  The maximum offering price per share for Class A is $6.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Strategic Income Fund

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$141,673
Interest	66,699,718
Dividends from affiliates	31,024
Income from securities lending — net	337,784
Foreign taxes withheld	(292,544)
Total income	66,917,655
Expenses:
Investment management fees	5,702,333
Distribution fees
Class B	265,008
Class C	779,313
Class R	19
Service fees
Class A	1,563,132
Class B	88,587
Class C	259,384
Class W	3
Transfer agent fees
Class A	1,079,144
Class B	62,814
Class C	177,523
Class R	7
Class R4	48
Class R5	50
Class W	2
Class Z	568,697
Administration fees	696,916
Plan administration fees
Class R4	262
Compensation of board members	32,840
Custodian fees	91,636
Printing and postage fees	106,715
Registration fees	71,002
Professional fees	82,957
Chief compliance officer expenses	1,504
Other	22,056
Total expenses	11,651,952
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(223,305)
Fees waived by distributor — Class C	(154,155)
Expense reductions	(8,823)
Total net expenses	11,265,669
Net investment income	55,651,986
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	28,810,487
Foreign currency transactions	(371,938)
Forward foreign currency exchange contracts	525,205
Futures contracts	(15,823,480)
Options contracts written	986,180
Swap contracts	(74,725)
Net realized gain	14,051,729
Net change in unrealized appreciation (depreciation) on:
Investments	(82,185,432)
Foreign currency translations	(264,501)
Forward foreign currency exchange contracts	621,829
Futures contracts	1,160,094
Swap contracts	162,372
Net change in unrealized depreciation	(80,505,638)
Net realized and unrealized loss	(66,453,909)
Net decrease in net assets from operations	$(10,801,923)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Strategic Income Fund

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011 (a)
Operations
Net investment income	$55,651,986	$101,752,453
Net realized gain	14,051,729	114,391,303
Net change in unrealized appreciation (depreciation)	(80,505,638)	28,649,553
Net increase (decrease) in net assets resulting from operations	(10,801,923)	244,793,309
Distributions to shareholders from:
Net investment income
Class A	(31,723,341)	(69,981,175)
Class B	(1,484,748)	(4,835,348)
Class C	(4,627,780)	(12,463,225)
Class R	(187)	(129)
Class R4	(5,484)	(32)
Class R5	(7,468)	(33)
Class W	(64)	(133)
Class Z	(17,765,161)	(49,909,500)
Total distributions to shareholders	(55,614,233)	(137,189,575)
Increase (decrease) in net assets from share transactions	407,242,383	(259,350,846)
Total increase (decrease) in net assets	340,826,227	(151,747,112)
Net assets at beginning of period	1,864,655,313	2,016,402,425
Net assets at end of period	$2,205,481,540	$1,864,655,313
Undistributed net investment income	$974,572	$4,632,213

(a)  Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011. Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Strategic Income Fund

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	22,406,697	135,855,267	22,444,538	136,451,728
Fund merger	50,379,122	310,385,658	—	—
Distributions reinvested	3,697,564	22,314,990	7,415,133	44,784,581
Redemptions	(21,483,022)	(130,115,003)	(48,368,248)	(294,113,944)
Net increase (decrease)	55,000,361	338,440,912	(18,508,577)	(112,877,635)
Class B shares
Subscriptions	553,377	3,355,749	715,729	4,343,096
Fund merger	3,427,244	21,120,603	—	—
Distributions reinvested	163,861	988,914	423,625	2,552,887
Redemptions	(3,632,757)	(22,097,883)	(6,851,911)	(41,582,909)
Net increase (decrease)	511,725	3,367,383	(5,712,557)	(34,686,926)
Class C shares
Subscriptions	4,884,499	29,557,846	4,802,590	29,231,386
Fund merger	3,538,608	21,808,409	—	—
Distributions reinvested	462,064	2,789,963	1,104,074	6,665,128
Redemptions	(3,734,751)	(22,628,899)	(9,369,474)	(56,956,485)
Net increase (decrease)	5,150,420	31,527,319	(3,462,810)	(21,059,971)
Class R shares
Subscriptions	—	—	406	2,500
Fund merger	859	5,322	—	—
Net increase	859	5,322	406	2,500
Class R4 shares
Subscriptions	—	—	416	2,500
Fund merger	36,339	221,227	—	—
Distributions reinvested	840	5,013	—	—
Redemptions	(2,186)	(13,236)	—	—
Net increase	34,993	213,004	416	2,500
Class R5 shares
Subscriptions	—	—	416	2,500
Fund merger	45,399	276,592	—	—
Net increase	45,399	276,592	416	2,500
Class W shares
Subscriptions	—	—	430	2,650
Redemptions	—	—	(24)	(151)
Net increase	—	—	406	2,499
Class Z shares
Subscriptions	17,011,806	101,549,742	20,596,037	124,112,385
Distributions reinvested	622,098	3,710,952	1,743,711	10,411,117
Redemptions	(11,993,783)	(71,848,843)	(37,504,048)	(225,259,815)
Net increase (decrease)	5,640,121	33,411,851	(15,164,300)	(90,736,313)
Total net increase (decrease)	66,383,878	407,242,383	(42,846,600)	(259,350,846)

(a)  Class R and Class W shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011. Class R4 and Class R5 shares are for the period from March 7, 2011 (commencement of operations) to May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Strategic Income Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$6.16		$5.84		$5.40		$5.91		$6.01		$5.88
Income from investment operations:
Net investment income	0.15		0.32		0.29		0.29		0.31		0.33
Net realized and unrealized gain (loss)	(0.18)		0.43		0.41		(0.41)		(0.05)		0.16
Total from investment operations	(0.03)		0.75		0.70		(0.12)		0.26		0.49
Less distributions to shareholders from:
Net investment income	(0.15)		(0.43)		(0.26)		(0.38)		(0.36)		(0.36)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.15)		(0.43)		(0.26)		(0.39)		(0.36)		(0.36)
Net asset value, end of period	$5.98		$6.16		$5.84		$5.40		$5.91		$6.01
Total return	(0.44%)		13.21%		13.14%		(1.79%)		4.47%		8.57	%(a)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.04	%(c)	1.01%		0.99%		0.98%		0.95%		0.96%
Net expenses after fees waived or expenses reimbursed(d)	1.02	%(c)(e)	1.00	%(e)	0.99	%(e)	0.98	%(e)	0.95	%(e)	0.95	%(e)
Net investment income	5.08	%(c)(e)	5.22	%(e)	5.09	%(e)	5.46	%(e)	5.24	%(e)	5.49	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,256,493		$956,132		$1,013,941		$913,087		$865,282		$835,878
Portfolio turnover	39%		128%		50%		43%		41%		49%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$6.16		$5.84		$5.40		$5.91		$6.00		$5.88
Income from investment operations:
Net investment income	0.13		0.27		0.25		0.25		0.27		0.28
Net realized and unrealized gain (loss)	(0.18)		0.43		0.41		(0.41)		(0.05)		0.16
Total from investment operations	(0.05)		0.70		0.66		(0.16)		0.22		0.44
Less distributions to shareholders from:
Net investment income	(0.13)		(0.38)		(0.22)		(0.34)		(0.31)		(0.32)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.13)		(0.38)		(0.22)		(0.35)		(0.31)		(0.32)
Net asset value, end of period	$5.98		$6.16		$5.84		$5.40		$5.91		$6.00
Total return	(0.81%)		12.37%		12.30%		(2.52%)		3.86%		7.59	%(a)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.80	%(c)	1.76%		1.74%		1.73%		1.70%		1.71%
Net expenses after fees waived or expenses reimbursed(d)	1.78	%(c)(e)	1.75	%(e)	1.74	%(e)	1.73	%(e)	1.70	%(e)	1.70	%(e)
Net investment income	4.31	%(c)(e)	4.47	%(e)	4.43	%(e)	4.71	%(e)	4.50	%(e)	4.75	%(e)
Supplemental data
Net assets, end of period (in thousands)	$62,917		$61,684		$91,784		$122,915		$169,001		$217,270
Portfolio turnover	39%		128%		50%		43%		41%		49%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$6.17		$5.84		$5.41		$5.91		$6.01		$5.89
Income from investment operations:
Net investment income	0.14		0.28		0.26		0.26		0.28		0.29
Net realized and unrealized gain (loss)	(0.20)		0.44		0.40		(0.41)		(0.06)		0.15
Total from investment operations	(0.06)		0.72		0.66		(0.15)		0.22		0.44
Less distributions to shareholders from:
Net investment income	(0.13)		(0.39)		(0.23)		(0.34)		(0.32)		(0.32)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.13)		(0.39)		(0.23)		(0.35)		(0.32)		(0.32)
Net asset value, end of period	$5.98		$6.17		$5.84		$5.41		$5.91		$6.01
Total return	(0.90%)		12.72%		12.26%		(2.21%)		3.84%		7.74	%(a)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.79	%(c)	1.76%		1.74%		1.73%		1.70%		1.71%
Net expenses after fees waived or expenses reimbursed(d)	1.62	%(c)(e)	1.60	%(e)	1.59	%(e)	1.58	%(e)	1.55	%(e)	1.55	%(e)
Net investment income	4.49	%(c)(e)	4.62	%(e)	4.47	%(e)	4.85	%(e)	4.63	%(e)	4.89	%(e)
Supplemental data
Net assets, end of period (in thousands)	$211,144		$185,859		$196,319		$157,492		$130,420		$106,401
Portfolio turnover	39%		128%		50%		43%		41%		49%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$6.19		$6.16
Income from investment operations:
Net investment income	0.15		0.22
Net realized and unrealized gain (loss)	(0.18)		0.13
Total from investment operations	(0.03)		0.35
Less distributions to shareholders from:
Net investment income	(0.15)		(0.32)
Total distributions to shareholders	(0.15)		(0.32)
Net asset value, end of period	$6.01		$6.19
Total return	(0.52%)		5.86%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.30	%(c)	1.36	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.27	%(c)(e)	1.25	%(c)(e)
Net investment income	4.84	%(c)(e)	5.31	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$8		$3
Portfolio turnover	39%		128%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class R4
Per share data
Net asset value, beginning of period	$6.09		$6.01
Income from investment operations:
Net investment income	0.16		0.07
Net realized and unrealized gain (loss)	(0.18)		0.09
Total from investment operations	(0.02)		0.16
Less distributions to shareholders from:
Net investment income	(0.16)		(0.08)
Total distributions to shareholders	(0.16)		(0.08)
Net asset value, end of period	$5.91		$6.09
Total return	(0.40%)		2.62%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.92	%(c)	0.89	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.92	%(c)(e)	0.89	%(c)(e)
Net investment income	5.18	%(c)(e)	5.19	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$209		$3
Portfolio turnover	39%		128%
Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class R5
Per share data
Net asset value, beginning of period	$6.09		$6.01
Income from investment operations:
Net investment income	0.16		0.08
Net realized and unrealized gain (loss)	(0.18)		0.08
Total from investment operations	(0.02)		0.16
Less distributions to shareholders from:
Net investment income	(0.16)		(0.08)
Total distributions to shareholders	(0.16)		(0.08)
Net asset value, end of period	$5.91		$6.09
Total return	(0.27%)		2.68%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.66	%(c)	0.63	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.66	%(c)(e)	0.63	%(c)(e)
Net investment income	5.44	%(c)(e)	5.45	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$271		$3
Portfolio turnover	39%		128%
Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$6.16		$6.16
Income from investment operations:
Net investment income	0.15		0.21
Net realized and unrealized gain (loss)	(0.18)		0.12
Total from investment operations	(0.03)		0.33
Less distributions to shareholders from:
Net investment income	(0.16)		(0.33)
Total distributions to shareholders	(0.16)		(0.33)
Net asset value, end of period	$5.97		$6.16
Total return	(0.54%)		5.53%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.03	%(c)	0.89	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.02	%(c)(e)	0.89	%(c)(e)
Net investment income	5.10	%(c)(e)	5.10	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	39%		128%
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Strategic Income Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$6.09		$5.78		$5.35		$5.85		$5.95		$5.83
Income from investment operations:
Net investment income	0.16		0.33		0.31		0.30		0.32		0.34
Net realized and unrealized gain (loss)	(0.18)		0.42		0.39		(0.40)		(0.05)		0.15
Total from investment operations	(0.02)		0.75		0.70		(0.10)		0.27		0.49
Less distributions to shareholders from:
Net investment income	(0.16)		(0.44)		(0.27)		(0.39)		(0.37)		(0.37)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.16)		(0.44)		(0.27)		(0.40)		(0.37)		(0.37)
Net asset value, end of period	$5.91		$6.09		$5.78		$5.35		$5.85		$5.95
Total return	(0.32%)		13.46%		13.36%		(1.38%)		4.77%		8.73	%(a)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.79	%(c)	0.76%		0.74%		0.73%		0.70%		0.72%
Net expenses after fees waived or expenses reimbursed(d)	0.77	%(c)(e)	0.75	%(e)	0.74	%(e)	0.73	%(e)	0.70	%(e)	0.71	%(e)
Net investment income	5.34	%(c)(e)	5.47	%(e)	5.35	%(e)	5.71	%(e)	5.47	%(e)	5.73	%(e)
Supplemental data
Net assets, end of period (in thousands)	$674,437		$660,970		$714,358		$704,118		$726,217		$524,975
Portfolio turnover	39%		128%		50%		43%		41%		49%

Notes to Financial Highlights

(a)  Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Strategic Income Fund
November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset- and mortgaged-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset—and mortgaged-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts for the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2011 are as follows:

Equity Risk	Number of Contracts	Premium Received
Options outstanding at May 31, 2011	—	$—
Options written	570	986,180
Options expired	(570)	(986,180)
Options outstanding at November 30, 2011	—	$—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Fair Values of Derivative Instruments at November 30, 2011

	Asset derivatives			Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$—		Unrealized depreciation on swap contracts	$82,613
Foreign exchange contracts Unrealized appreciation on Unrealized depreciation on forward foreign currency forward foreign currency	exchange contracts	1,316,504		exchange contracts	505,023
Interest rate contracts	Net assets—unrealized appreciation on futures contracts	1,760,391	*	Net assets—unrealized depreciation on futures contracts	559,408	*
Total		$3,076,895			$1,147,044

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Contracts Written and Purchased	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(74,725)	$(74,725)
Foreign exchange contracts	525,205	—	—	—	$525,205
Interest rate contracts	—	(15,823,480)	986,180	—	$(14,837,300)
Total	$525,205	$(15,823,480)	$986,180	$(74,725)	$(14,386,820)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Contracts Written and Purchased	Swap Contracts	Total
Credit contracts	$—	$—	$—	$162,372	$162,372
Foreign exchange contracts	621,829	—	—	—	$621,829
Interest rate contracts	—	1,160,094	—	—	$1,160,094
Total	$621,829	$1,160,094	$—	$162,372	$1,944,295

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	177
Futures Contracts	11,844
Options Contracts	3,591

Aggregate Notional Opened
Credit Default Swap Contracts—Buy Protection	$—

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Stripped Securities

The Fund may invest in Interest only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011, was 0.52% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011, was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.18
Class C	0.17
Class R	0.18
Class R4	0.05
Class R5	0.04
Class W	0.19
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, these minimum account balance fees reduced total expenses by $8,823.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Effective July 1, 2011, the Plans require the payment of a monthly service fee to the Distributor equal to 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Prior to July 1, 2011, the Fund paid a monthly service fee which was equal to 0.15% annually of the average daily net assets attributable to outstanding Class A and Class B shares of the Fund issued prior to January 1, 1993 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, Class C and Class W shares issued thereafter. The arrangement resulted in an annual rate of service fee for shares that was a blend between the 0.15% and 0.25% rates. For the six months ended November 30, 2011, the Fund's annualized effective service fee rate was 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class W shares.

The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

The Fund may pay a distribution fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $708,932 for Class A, $22,959 for Class B and $6,539 for Class C shares for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.02%
Class B	1.77
Class C	1.77
Class R	1.27
Class R4	0.97
Class R5	0.72
Class W	1.02
Class Z	0.77

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $2,580,753,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$91,372,000
Unrealized depreciation	$(51,866,000)
Net unrealized appreciation	$39,506,000

The following capital loss carryforward, determined as of May 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$43,186,468

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $849,218,140 and $827,320,248, respectively, for the six months ended November 30, 2011, of which $486,445,465 and $475,118,189, respectively, were U.S. Government securities.

Note 6. Lending of Portfolio Securities

Effective May 16, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At November 30, 2011, securities valued at $479,780,519 were on loan, secured by U.S. government securities valued at $32,433,234 and by cash collateral of $456,246,795 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to May 16, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2011 one unaffiliated shareholder account owned 30.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note 10. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Strategic Income Allocation Fund. The merger was completed after shareholders of the acquired fund approved the plan on February 15, 2011.

The aggregate net assets of the Fund immediately before the acquisition were $1,863,662,877 and the combined net assets immediately after the acquisition were $2,217,480,688.

The acquisition was accomplished by a tax-free exchange of 35,698,301 shares of RiverSource Strategic Income Allocation Fund valued at $353,817,811.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

In exchange for RiverSource Strategic Income Allocation Fund shares, the Fund issued the following number of shares.

Shares
Class A	50,379,122
Class B	3,427,244
Class C	3,538,608
Class R	859
Class R4	36,339
Class R5	45,399

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource Strategic Income Allocation Fund's cost of investments was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Strategic Income Allocation Fund's net assets at the merger date were as follows:

Total net assets	$353,817,811
Capital stock	336,268,459
Excess of distributions over net investment income	(3,695,394)
Accumulated net realized loss	(54,312)
Unrealized appreciation	21,299,058

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Strategic Income Allocation Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on June 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation (depreciation) and net decrease in net assets from operations for the six months ended November 30, 2011 would have been $56.7 million, $14.1 million, $(80.9) and $(11.1) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that that invests in a wider range of industries.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Columbia Strategic Income Fund, November 30, 2011 (Unaudited)

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Strategic Income Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Strategic Income Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1040 C (1/12)

Columbia High Yield Opportunity Fund

Semiannual Report for the Period Ended November 30, 2011

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Statement of Assets and Liabilities	14

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	23

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled, as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe's lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds "Category Kings" in its "Investing in Funds: A Quarterly Analysis" issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■  timely economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund's independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal "Category Kings" methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia High Yield Opportunity Fund

Average annual total return as of 11/30/11 (%)

Share class	A		B		C		Z
Inception	10/21/71		06/08/92		01/15/96		01/08/99
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.60	–7.31	–3.21	–7.91	–2.89	–3.84	–2.48
1-year	5.03	–0.01	3.98	–0.92	4.41	3.43	5.29
5-year	4.85	3.83	4.02	3.73	4.23	4.23	5.11
10-year	6.48	5.97	5.66	5.66	5.85	5.85	6.74

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

1The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

2The Credit Suisse High Yield Index is a broad-based index that tracks the performance of high-yield bonds.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/11

–2.60%

Class A shares (without sales charge)

–2.89%

JPMorgan Global High Yield Index[1]

–2.59%

Credit Suisse High Yield Index[2]

Net asset value per share

as of 11/30/11 ($)
Class A	3.90
Class B	3.89
Class C	3.90
Class Z	3.90

Distributions declared per share

06/01/11 – 11/30/11 ($)
Class A	0.13
Class B	0.12
Class C	0.12
Class Z	0.14

Portfolio Breakdown1

as of 11/30/11 (%)
Common Stocks	0.0	*
Corporate Bonds & Notes	96.5
Municipal Bonds	0.7
Senior Loans	2.0
Warrants	0.0	*
Other[2]	0.8

*Rounds to less than 0.1%.

1Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

2Cash & Cash Equivalents.

1

Understanding Your Expenses – Columbia High Yield Opportunity Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table below is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the "Compare with other funds" information with details on using the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear its allocable share of the costs and expenses of any underlying funds in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees from investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

06/01/11 – 11/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.00	1,019.45	5.48	5.60	1.11
Class B	1,000.00	1,000.00	967.90	1,015.70	9.15	9.37	1.86
Class C	1,000.00	1,000.00	971.10	1,016.45	8.43	8.62	1.71
Class Z	1,000.00	1,000.00	975.20	1,020.70	4.25	4.34	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 95.2%
Aerospace & Defense 3.0%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,133,000	$2,037,015
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	981,000	961,380
03/15/21	7.125%	1,370,000	1,342,600
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	2,691,000	2,711,182
Oshkosh Corp.
03/01/17	8.250%	293,000	295,198
03/01/20	8.500%	1,443,000	1,450,215
Total			8,797,590
Automotive 2.1%
Allison Transmission, Inc. (a)
05/15/19	7.125%	585,000	555,750
Chrysler Group LLC/Co-Issuer, Inc. (a) Senior Secured
06/15/21	8.250%	893,000	756,818
Chrysler Group LLC/Co-Issuer, Inc. (a)(b) Senior Secured
06/15/19	8.000%	362,000	308,605
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	245,000	242,550
02/15/21	6.750%	377,000	373,230
Delphi Corp. (a)(b)
05/15/19	5.875%	417,000	417,000
05/15/21	6.125%	278,000	278,000
Lear Corp.
03/15/18	7.875%	1,325,000	1,417,750
03/15/20	8.125%	330,000	355,575
Visteon Corp. (a)
04/15/19	6.750%	1,563,000	1,504,387
Total			6,209,665
Banking 0.6%
Capital One/IV (c)
02/17/37	6.745%	1,115,000	1,091,306
Lloyds Banking Group PLC (a)(c)(d)
11/29/49	6.267%	1,173,000	621,690
Total			1,712,996
Brokerage 0.9%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	870,000	865,650
Senior Unsecured PIK
11/30/17	12.500%	1,297,000	1,465,610
Nuveen Investments, Inc.
11/15/15	10.500%	300,000	286,500
Total			2,617,760
Building Materials 1.9%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	2,155,000	2,144,225

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Building Materials (cont.)
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	$865,000	$694,162
Gibraltar Industries, Inc. (c)
12/01/15	8.000%	960,000	945,600
Interface, Inc.
12/01/18	7.625%	265,000	275,600
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,056,000	1,011,120
Nortek, Inc. (a)
12/01/18	10.000%	103,000	95,790
04/15/21	8.500%	647,000	532,158
Total			5,698,655
Chemicals 4.7%
CF Industries, Inc.
05/01/18	6.875%	1,260,000	1,444,275
05/01/20	7.125%	55,000	64,763
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,642,000	1,481,905
Ineos Finance PLC Senior Secured (a)(d)
05/15/15	9.000%	2,105,000	2,089,212
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	785,000	794,812
LyondellBasell Industries NV (a)
11/15/21	6.000%	2,285,000	2,330,700
MacDermid, Inc. (a)
04/15/17	9.500%	580,000	555,350
Momentive Performance Materials, Inc.
06/15/14	12.500%	505,000	530,250
Nalco Co. (a)
01/15/19	6.625%	1,880,000	2,100,900
Nova Chemicals Corp. (d) Senior Unsecured
11/01/16	8.375%	500,000	540,000
11/01/19	8.625%	805,000	877,450
Polypore International, Inc.
11/15/17	7.500%	920,000	943,000
Total			13,752,617
Construction Machinery 3.5%
CNH Capital LLC (a)
11/01/16	6.250%	1,201,000	1,197,997
Case New Holland, Inc.
12/01/17	7.875%	1,947,000	2,131,965
Columbus McKinnon Corp.
02/01/19	7.875%	319,000	322,190
Manitowoc Co., Inc. (The)
02/15/18	9.500%	850,000	871,250
11/01/20	8.500%	795,000	810,900
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	1,210,000	1,070,850

The Accompanying Notes to Financial Statements are an intregal part of this statement.

3

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Construction Machinery (cont.)
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	$485,000	$460,750
United Rentals North America, Inc.
12/15/19	9.250%	1,400,000	1,505,000
United Rentals North America, Inc. (b)
09/15/20	8.375%	1,320,000	1,300,200
Xerium Technologies, Inc. (a)
06/15/18	8.875%	715,000	614,900
Total			10,286,002
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	803,000	768,873
Consumer Products 1.3%
Central Garden and Pet Co.
03/01/18	8.250%	400,000	388,000
Sealy Mattress Co. (b)
06/15/14	8.250%	949,000	932,393
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	1,915,000	2,082,562
06/15/18 (a)	9.500%	384,000	417,600
Total			3,820,555
Diversified Manufacturing 1.4%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	1,000,000	1,045,000
CPM Holdings, Inc. Senior Secured (c)
09/01/14	10.625%	902,000	959,503
Tomkins LLC/Inc. Secured
10/01/18	9.000%	332,000	358,560
WireCo WorldGroup, Inc. (a)
05/15/17	10.000%	1,840,000	1,876,800
Total			4,239,863
Electric 2.7%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	331,000	355,825
AES Corp. (The) (a) Senior Unsecured
07/01/21	7.375%	1,764,000	1,838,970
Atlantic Power Corp. (a)(d)
11/15/18	9.000%	1,150,000	1,129,919
Calpine Construction Finance Co. LP/Corp. Senior Secured (a)
06/01/16	8.000%	1,000,000	1,062,500
DPL, Inc. (a) Senior Unsecured
10/15/21	7.250%	275,000	289,438
DPL, Inc. (a)(b) Senior Unsecured
10/15/16	6.500%	472,000	489,700
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	438,000	274,845

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (cont.)
Energy Future Holdings Corp. Senior Secured (c)
01/15/20	10.000%	$705,000	$722,625
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	673,000	679,730
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	1,025,000	1,096,750
Total			7,940,302
Entertainment 0.7%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	910,000
Six Flags, Inc. (a)(e)(f)(g)(n)
06/01/14	0.000%	950,000	—
Speedway Motorsports, Inc.
06/01/16	8.750%	850,000	924,375
02/01/19	6.750%	121,000	120,395
Vail Resorts, Inc. (a)
05/01/19	6.500%	228,000	228,000
Total			2,182,770
Food and Beverage 0.8%
Cott Beverages, Inc.
11/15/17	8.375%	1,439,000	1,536,133
09/01/18	8.125%	435,000	465,450
Darling International, Inc.
12/15/18	8.500%	195,000	214,500
Total			2,216,083
Gaming 3.6%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	745,000	553,162
Senior Secured
06/01/17	11.250%	691,000	718,640
MGM Resorts International Senior Secured
03/15/20	9.000%	1,993,000	2,162,405
Senior Unsecured
03/01/18	11.375%	636,000	685,290
MGM Resorts International (b)
06/01/16	7.500%	470,000	448,263
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	270,000	290,250
Pinnacle Entertainment, Inc.
06/15/15	7.500%	145,000	140,650
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,538,000	1,614,900
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	1,660,000	1,613,404
Senior Secured
10/01/20	6.535%	310,000	300,151
Seneca Gaming Corp. (a)
12/01/18	8.250%	790,000	758,400
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	991,000	550,005

The Accompanying Notes to Financial Statements are an intregal part of this statement.

4

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Gaming (cont.)
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	$876,000	$880,380
Total			10,715,900
Gas Pipelines 3.1%
El Paso Corp. Senior Unsecured
06/15/14	6.875%	340,000	373,983
06/01/18	7.250%	834,000	913,230
09/15/20	6.500%	2,825,000	3,051,000
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,150,000	1,161,500
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	480,000	525,600
12/01/18	6.875%	525,000	547,313
07/15/21	6.500%	1,389,000	1,430,670
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,070,000	1,080,700
Total			9,083,996
Health Care 7.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	103,000	105,575
AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	272,000	269,280
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	220,841	220,289
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	409,000	421,270
Community Health Systems, Inc. (a)
11/15/19	8.000%	910,000	882,700
ConvaTec Healthcare E SA Senior Unsecured (a)(d)
12/15/18	10.500%	1,494,000	1,348,335
Emdeon, Inc. (a)
12/31/19	11.000%	880,000	906,400
Fresenius Medical Care U.S. Finance, Inc. (a)(b)
09/15/18	6.500%	222,000	230,325
HCA, Inc.
02/15/22	7.500%	1,544,000	1,520,840
Senior Secured
02/15/20	6.500%	1,581,000	1,573,095
09/15/20	7.250%	3,627,000	3,726,742
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	708,000	708,885
Health Management Associates, Inc. Senior Unsecured (a)
01/15/20	7.375%	1,444,000	1,453,025
Healthsouth Corp.
02/15/20	8.125%	530,000	520,725
Healthsouth Corp. (b)
09/15/22	7.750%	110,000	106,700
InVentiv Health, Inc. (a)
08/15/18	10.000%	1,341,000	1,270,597

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Health Care (cont.)
Kinetic Concepts/KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	$283,000	$271,680
LifePoint Hospitals, Inc.
10/01/20	6.625%	401,000	409,020
Multiplan, Inc. (a)
09/01/18	9.875%	909,000	913,545
Omnicare, Inc.
06/01/20	7.750%	274,000	287,700
Radnet Management, Inc.
04/01/18	10.375%	340,000	300,900
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	623,000	585,620
STHI Holding Corp. Secured (a)
03/15/18	8.000%	325,000	329,063
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	550,000	599,500
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,940,000	1,843,000
02/01/19	7.750%	90,000	83,925
Total			20,888,736
Home Construction 0.4%
Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	1,145,000	1,047,675
Independent Energy 9.1%
Antero Resources Finance Corp. (a)
08/01/19	7.250%	51,000	51,000
Berry Petroleum Co. Senior Subordinated Notes
11/01/16	8.250%	135,000	139,050
Senior Unsecured
06/01/14	10.250%	240,000	271,200
11/01/20	6.750%	305,000	304,237
Bill Barrett Corp.
10/01/19	7.625%	159,000	164,168
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,777,000	1,763,672
10/15/18 (a)	8.625%	385,000	379,225
Chaparral Energy, Inc.
10/01/20	9.875%	367,000	392,690
09/01/21	8.250%	987,000	972,195
Chesapeake Energy Corp.
08/15/20	6.625%	2,400,000	2,496,000
02/15/21	6.125%	1,424,000	1,427,560
Comstock Resources, Inc.
10/15/17	8.375%	344,000	337,120
Concho Resources, Inc.
10/01/17	8.625%	537,000	581,302
01/15/21	7.000%	1,003,000	1,043,120
01/15/22	6.500%	156,000	159,120
Continental Resources, Inc.
10/01/19	8.250%	111,000	122,655
10/01/20	7.375%	4,000	4,330
04/01/21	7.125%	740,000	791,800

The Accompanying Notes to Financial Statements are an intregal part of this statement.

5

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Independent Energy (cont.)
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	$878,000	$860,440
Kodiak Oil & Gas Corp. Senior Notes (a)
12/01/19	8.125%	1,824,000	1,851,360
Laredo Petroleum, Inc. (a)
02/15/19	9.500%	2,060,000	2,134,675
MEG Energy Corp. (a)(d)
03/15/21	6.500%	945,000	949,725
Oasis Petroleum, Inc.
11/01/21	6.500%	1,222,000	1,188,395
Oasis Petroleum, Inc. (a)
02/01/19	7.250%	1,094,000	1,110,410
Petrohawk Energy Corp.
08/15/18	7.250%	1,307,000	1,463,840
06/01/19	6.250%	318,000	348,210
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,105,000	1,171,300
Range Resources Corp.
05/01/18	7.250%	13,000	13,878
05/15/19	8.000%	480,000	532,800
08/01/20	6.750%	945,000	1,025,325
06/01/21	5.750%	712,000	760,060
SM Energy Co. Senior Unsecured (a)
11/15/21	6.500%	453,000	453,000
Southwestern Energy Co.
02/01/18	7.500%	655,000	753,250
WPX Energy, Inc. Senior Unsecured (a)
01/15/22	6.000%	768,000	754,560
Whiting Petroleum Corp.
10/01/18	6.500%	54,000	55,890
Total			26,827,562
Life Insurance 0.9%
ING Groep NV (c)(d)
12/29/49	5.775%	3,705,000	2,482,350
Lodging 0.5%
Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured
05/15/18	6.750%	1,395,000	1,565,888
Media Cable 4.5%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	2,110,000	2,123,187
04/30/20	8.125%	1,289,000	1,353,450
CSC Holdings LLC Senior Unsecured (a)
11/15/21	6.750%	1,447,000	1,454,235
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	1,834,000	1,866,095
DISH DBS Corp.
09/01/19	7.875%	734,000	778,040
06/01/21	6.750%	1,803,000	1,757,925
Insight Communications Co., Inc. Senior Unsecured (a)
07/15/18	9.375%	705,000	800,175

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Media Cable (cont.)
Quebecor Media, Inc. (d) Senior Unsecured
03/15/16	7.750%	$1,025,000	$1,040,375
03/15/16	7.750%	1,340,000	1,360,100
UPCB Finance V Ltd. Senior Secured (a)
11/15/21	7.250%	672,000	645,909
Total			13,179,491
Media Non-Cable 6.7%
AMC Networks, Inc. (a)
07/15/21	7.750%	1,679,000	1,775,542
Belo Corp.
11/15/16	8.000%	840,000	905,100
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	692,000	570,900
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	1,198,000	1,260,895
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	602,000	517,720
EH Holding Corp. (a)
06/15/21	7.625%	925,000	908,813
Intelsat Jackson Holdings SA (a)(b)(d)
04/01/19	7.250%	330,000	321,750
Intelsat Jackson Holdings SA (a)(d)
04/01/21	7.500%	1,150,000	1,092,500
Intelsat Jackson Holdings SA (d)
06/15/16	11.250%	1,405,000	1,461,200
Intelsat Luxembourg SA (a)(c)(d) PIK
02/04/17	11.500%	712,000	653,260
Intelsat Luxembourg SA (d)(e) PIK
02/04/17	0.000%	1,012,000	928,510
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	742,000	735,508
Nielsen Finance LLC/Co.
10/15/18	7.750%	1,471,000	1,555,582
RR Donnelley & Sons Co. Senior Unsecured
05/15/18	7.250%	192,000	179,520
06/15/20	7.625%	551,000	517,940
Salem Communications Corp. Secured
12/15/16	9.625%	1,340,000	1,400,300
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,239,000	2,384,535
Univision Communications, Inc. (a) Senior Secured
11/01/20	7.875%	1,923,000	1,822,042
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	1,005,000	844,200
Total			19,835,817

The Accompanying Notes to Financial Statements are an intregal part of this statement.

6

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Metals 5.8%
Alpha Natural Resources, Inc.
06/01/19	6.000%	$563,000	$537,665
06/01/21	6.250%	563,000	534,850
Arch Coal, Inc. (a)
06/15/19	7.000%	1,491,000	1,461,180
06/15/21	7.250%	740,000	715,950
Calcipar SA Senior Secured (a)(d)
05/01/18	6.875%	1,370,000	1,234,712
Consol Energy, Inc.
04/01/17	8.000%	880,000	937,200
04/01/20	8.250%	1,785,000	1,918,875
FMG Resources August 2006 Proprietary Ltd. (a)(b)(d)
02/01/18	6.875%	1,006,000	923,005
FMG Resources August 2006 Proprietary Ltd. (a)(d)
11/01/15	7.000%	1,937,000	1,869,205
02/01/16	6.375%	622,000	584,680
Senior Notes
11/01/19	8.250%	1,180,000	1,147,550
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	1,193,000	1,121,420
Novelis, Inc. (d)
12/15/20	8.750%	1,120,000	1,181,600
Peabody Energy Corp. (a) Senior Notes
11/15/21	6.250%	749,000	754,618
Senior Unsecured
11/15/18	6.000%	1,124,000	1,122,595
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	960,000	936,000
Total			16,981,105
Non-Captive Consumer 1.1%
SLM Corp. Senior Notes
01/25/16	6.250%	820,000	779,713
Senior Unsecured
03/25/20	8.000%	1,321,000	1,291,277
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,896,000	1,289,280
Total			3,360,270
Non-Captive Diversified 5.7%
Ally Financial, Inc.
03/15/20	8.000%	4,668,000	4,603,815
09/15/20	7.500%	950,000	917,937
CIT Group, Inc. (a) Secured
05/02/17	7.000%	3,190,000	3,142,150
CIT Group, Inc. (a)(b) Secured
04/01/18	6.625%	1,135,000	1,140,675
Ford Motor Credit Co. LLC Senior Unsecured (b)
02/01/21	5.750%	3,741,000	3,815,345

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non-Captive Diversified (cont.)
International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	$1,670,000	$1,690,875
05/15/19	6.250%	810,000	720,329
12/15/20	8.250%	785,000	781,075
Total			16,812,201
Oil Field Services 1.2%
Green Field Energy Services, Inc. Senior Secured (a)
11/15/16	13.000%	1,070,000	1,080,700
Offshore Group Investments Ltd. Senior Secured (d)
08/01/15	11.500%	2,323,000	2,491,418
Total			3,572,118
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.000%	448,000	461,440
Packaging 1.7%
ARD Finance SA Senior Secured PIK (a)(d)
06/01/18	11.125%	282,000	248,160
Ardagh Packaging Finance PLC (a)(d) Senior Secured
10/15/17	7.375%	497,000	504,455
Reynolds Group Issuer, Inc./LLC (a) Senior Secured
04/15/19	7.125%	2,083,000	2,036,132
08/15/19	7.875%	976,000	980,880
Senior Unsecured
08/15/19	9.875%	1,353,000	1,237,995
Total			5,007,622
Paper 0.9%
Cascades, Inc. (d)
12/15/17	7.750%	1,630,000	1,585,175
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	1,565,000	1,017,250
Total			2,602,425
Pharmaceuticals 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)
01/15/22	7.250%	424,000	435,660
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	1,036,000	1,067,080
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)(i)(j)
12/01/19	9.500%	318,000	319,590
Mylan, Inc. (a)
11/15/18	6.000%	1,134,000	1,131,165
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	535,000	522,963
Total			3,476,458

The Accompanying Notes to Financial Statements are an intregal part of this statement.

7

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	$982,000	$925,535
Retailers 0.9%
Burlington Coat Factory Warehouse Corp. (a)
02/15/19	10.000%	330,000	317,625
Limited Brands, Inc.
04/01/21	6.625%	605,000	630,713
QVC, Inc. (a) Senior Secured
04/15/17	7.125%	255,000	265,200
10/01/19	7.500%	406,000	432,390
Rite Aid Corp. (b)
06/15/17	9.500%	355,000	310,625
Senior Secured
08/15/20	8.000%	400,000	432,000
Sally Holdings LLC/Capital, Inc. (a)
11/15/19	6.875%	310,000	312,325
Total			2,700,878
Technology 4.8%
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,363,000	1,257,368
Amkor Technology, Inc. (b) Senior Unsecured
05/01/18	7.375%	777,000	773,115
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	510,000	540,600
CDW LLC/Finance Corp. (a)
04/01/19	8.500%	1,535,000	1,454,412
CDW LLC/Finance Corp. (a)(c) Senior Secured
12/15/18	8.250%	325,000	331,500
Cardtronics, Inc.
09/01/18	8.250%	970,000	1,047,600
CommScope, Inc. (a)
01/15/19	8.250%	709,000	684,185
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	385,000	392,700
First Data Corp. (a)
01/15/21	12.625%	932,000	768,900
Senior Secured
08/15/20	8.875%	1,260,000	1,260,000
First Data Corp. (b) PIK
09/24/15	10.550%	843,000	767,130
Freescale Semiconductor, Inc. Senior Secured (a)(d)
04/15/18	9.250%	700,000	729,750
Interactive Data Corp.
08/01/18	10.250%	1,505,000	1,610,350
NXP BV/Funding LLC Senior Secured (a)(d)
08/01/18	9.750%	1,311,000	1,438,822

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Technology (cont.)
iGate Corp. (a)
05/01/16	9.000%	$1,077,000	$1,074,308
Total			14,130,740
Transportation Services 1.0%
AE Escrow Corp. (a)
03/15/20	9.750%	477,000	477,000
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	657,000	632,363
Hertz Corp. (The)
10/15/18	7.500%	980,000	982,450
01/15/21	7.375%	808,000	799,920
Total			2,891,733
Wireless 4.7%
Cricket Communications, Inc.
10/15/20	7.750%	573,000	449,805
Senior Secured
05/15/16	7.750%	2,531,000	2,524,672
MetroPCS Wireless, Inc.
09/01/18	7.875%	740,000	706,700
11/15/20	6.625%	224,000	195,440
Sprint Capital Corp.
11/15/28	6.875%	3,862,000	2,693,745
Sprint Nextel Corp. (a)
11/15/18	9.000%	2,495,000	2,519,950
Senior Unsecured (a)
11/15/21	11.500%	960,000	912,000
Wind Acquisition Finance SA (a)(d) Secured
07/15/17	11.750%	1,688,000	1,455,900
Senior Secured
02/15/18	7.250%	2,908,000	2,471,800
Total			13,930,012
Wirelines 5.9%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	2,063,000	1,989,155
Cincinnati Bell, Inc.
10/15/17	8.250%	610,000	591,700
Frontier Communications Corp. Senior Unsecured (b)
04/15/20	8.500%	1,898,000	1,803,100
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	401,000	354,885
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	750,000	776,250
Level 3 Financing, Inc.
02/15/17	8.750%	389,000	387,055
02/01/18	10.000%	807,000	827,175
04/01/19	9.375%	416,000	420,160
Level 3 Financing, Inc. (a) Senior Unsecured
07/01/19	8.125%	974,000	920,430
PAETEC Holding Corp.
12/01/18	9.875%	955,000	1,033,787
Senior Secured
06/30/17	8.875%	785,000	847,800

The Accompanying Notes to Financial Statements are an intregal part of this statement.

8

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wirelines (cont.)
Qwest Corp. Senior Unsecured
12/01/21	6.750%	$4,165,000	$4,352,425
06/15/23	7.500%	2,260,000	2,260,000
Windstream Corp. (b)
09/01/18	8.125%	630,000	642,600
Total			17,206,522
Total Corporate Bonds & Notes (Cost: $283,003,241)			$279,930,205
Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 0.6%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (f)
10/01/11	13.000%	3,250,000	$1,885,000
Total Municipal Bonds (Cost: $3,250,000)			$1,885,000
Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 2.0%
Consumer Products —%
Simmons Holdco, Inc. Term Loan (c)(f)(h)(k)(n)
02/15/12	0.000%	1,922,817	$4,807
Gaming 1.0%
Caesars Octavius LLC (c)(k) Tranche B Term Loan
04/25/17	9.250%	827,000	780,481
Caesars Octavius LLC (c)(i)(k) Tranche B Term Loan
TBD	TBD	2,000,000	1,887,500
ROC Finance LLC Tranche B Term Loan (c)(k)
08/19/17	8.500%	392,000	392,000
Total			3,059,981
Media Non-Cable 1.0%
Cumulus Media Holdings, Inc. (c)(k) 2nd Lien Term Loan
03/18/19	7.500%	992,000	927,520
Cumulus Media Holdings, Inc. (c)(i)(k) 2nd Lien Term Loan
TBD	TBD	1,985,000	1,855,975
Total			2,783,495
Total Senior Loans (Cost: $7,768,320)			$5,848,283

Issuer		Shares	Value
Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.		2,168	$50,775
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (f)(g)(n)		50,004	—
TOTAL FINANCIALS			50,775
Total Common Stocks (Cost: $—)			$50,775
Warrants —%
INFORMATION TECHNOLOGY —%
Communications Equipment —%
CMP Susquehanna Corp. (f)(n)		29,954	$300
TOTAL INFORMATION TECHNOLOGY			300
Total Warrants (Cost: $300)			$300
Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.155% (l)(m)		2,267,362	$2,267,362
Total Money Market Funds (Cost: $2,267,362)			$2,267,362
Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 7.1%
Repurchase Agreements 7.1%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $5,000,021 (o)	0.150%	5,000,000	$5,000,000
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,025 (o)	0.090%	10,000,000	10,000,000
UBS Securities LLC dated 11/30/11, matures 12/01/11, repurchase price $6,028,121 (o)	0.140%	6,028,098	6,028,098
Total			21,028,098
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $21,028,098)			$21,028,098
Total Investments (Cost: $317,317,321)			$311,010,023
Other Assets & Liabilities, Net			(16,859,846)
Net Assets			$294,150,177

The Accompanying Notes to Financial Statements are an intregal part of this statement.

9

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $115,481,446 or 39.26% of net assets.

(b)  At November 30, 2011, security was partially or fully on loan.

(c)  Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(d)  Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $34,762,608 or 11.82% of net assets.

(e)  Zero coupon bond.

(f)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $1,890,107, representing 0.64% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Cabazon Band Mission Indians Revenue Bonds Series 2004 7.358% 10/01/11	10/04/04	$3,250,000
CMP Susquehanna Corp.	03/26/09	300
Fairlane Management Corp.	09/23/02	—
Simmons Holdco, Inc. Term Loan 6.732% 02/15/12	02/02/07 – 02/16/10	1,687,075
Six Flags, Inc. 0.000% 06/01/14	05/07/10	—

(g)  Negligible market value.

(h)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on this security. At November 30, 2011, the value of this security amounted to $4,807, which represents less than 0.01% of net assets.

(i)  Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)  Represents a security purchased on a when-issued or delayed delivery basis.

(k)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of November 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)  Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$80,127,264	$(77,859,902)	$—	$2,267,362	$5,885	$2,267,362

(m)  The rate shown is the seven-day current annualized yield at November 30, 2011.

(n)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $5,107, which represents less than 0.01% of net assets.

The Accompanying Notes to Financial Statements are an intregal part of this statement.

10

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Notes to Portfolio of Investments (continued)

(o)  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$4,483,232
Freddie Mac REMICS	5,716,768
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.140%)

Security Description	Value
Freddie Mac REMICS	$128,914
Ginnie Mae II Pool	6,019,745
Total Market Value of Collateral Securities	$6,148,659

Abbreviation Legend

ADS  American Depositary Share

PIK  Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an intregal part of this statement.

11

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of November 30, 2011:

	Fair value at November 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$279,930,205	$—	$279,930,205
Municipal Bonds	—	1,885,000	—	1,885,000
Total Bonds	—	281,815,205	—	281,815,205
Senior Loans
Consumer Products	—	—	4,807	4,807
All other industries	—	5,843,476	—	5,843,476
Total Senior Loans	—	5,843,476	4,807	5,848,283
Equity Securities
Common Stocks
Financials	50,775	—	—	50,775
Warrants		—	—	—
Information Technology		—	300	300
Total Equity Securities	50,775	—	300	51,075
Other
Money Market Funds	2,267,362	—	—	2,267,362
Investments of Cash Collateral Received for Securities on Loan	—	21,028,098	—	21,028,098
Total Other	2,267,362	21,028,098	—	23,295,460
Total	$2,318,137	$308,686,779	$5,107	$311,010,023

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans and Common Stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, utilization of single market quotations from broker dealers, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an intregal part of this statement.

12

Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Senior Loans	Preferred Stocks	Warrants	Total
Balance as of May 31, 2011	$103,040	$4,807	$262	$300	$108,409
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	261,868	—	261,868
Change in unrealized appreciation (depreciation)**	—	—	—	—	—
Sales	—	—	(262,130)	—	(262,130)
Purchases	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(103,040)	—	—	—	(103,040)
Balance as of November 30, 2011	$—	$4,807	$—	$300	$5,107

** Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Accompanying Notes to Financial Statements are an intregal part of this statement.

13

Statement of Assets and Liabilities – Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $294,021,861)	$287,714,563
Affiliated issuers (identified cost $2,267,362)	2,267,362
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $21,028,098)	21,028,098
Total investments (identified cost $317,317,321)	311,010,023
Receivable for:
Investments sold	7,196,594
Capital shares sold	1,088,441
Dividends	1,552
Interest	5,891,302
Reclaims	3,364
Expense reimbursement due from Investment Manager	571
Prepaid expense	7,232
Trustees' deferred compensation plan	67,628
Total assets	325,266,707
Liabilities
Disbursements in excess of cash	375
Due upon return of securities on loan	21,028,098
Payable for:
Investments purchased	3,287,692
Investments purchased on a delayed delivery basis	4,223,375
Capital shares purchased	752,278
Dividend distributions to shareholders	1,613,861
Investment management fees	4,745
Distribution and service fees	1,623
Transfer agent fees	54,602
Administration fees	565
Chief compliance officer expenses	422
Other expenses	81,266
Trustees' deferred compensation plan	67,628
Total liabilities	31,116,530
Net assets applicable to outstanding capital stock	$294,150,177

The accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Assets and Liabilities (continued) – Columbia High Yield Opportunity Fund

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$394,324,927
Excess of distributions over net investment income	(1,853,687)
Accumulated net realized loss	(92,013,765)
Unrealized appreciation (depreciation) on:
Investments	(6,307,298)
Total — representing net assets applicable to outstanding capital stock	$294,150,177
*Value of securities on loan	$20,692,453
Net assets applicable to outstanding shares
Class A	$179,961,259
Class B	$5,420,455
Class C	$11,033,553
Class Z	$97,734,910
Shares outstanding
Class A	46,201,486
Class B	1,392,511
Class C	2,832,623
Class Z	25,090,347
Net asset value per share
Class A(a)	$3.90
Class B	$3.89
Class C	$3.90
Class Z	$3.90

(a)  The maximum offering price per share for Class A is $4.09. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Operations – Columbia High Yield Opportunity Fund

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$71,825
Interest	11,464,345
Dividends from affiliates	5,885
Income from securities lending — net	20,486
Foreign taxes withheld	(1,831)
Total income	11,560,710
Expenses:
Investment management fees	895,672
Distribution fees
Class B	24,712
Class C	43,476
Service fees
Class A	230,018
Class B	8,238
Class C	14,526
Transfer agent fees
Class A	165,638
Class B	5,983
Class C	10,461
Class Z	90,810
Administration fees	88,288
Compensation of board members	12,369
Pricing and bookkeeping fees	7,332
Custodian fees	12,665
Printing and postage fees	25,939
Registration fees	21,920
Professional fees	35,004
Chief compliance officer expenses	562
Other	6,162
Total expenses	1,699,775
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(78,076)
Fess waived by distributor — Class C	(8,613)
Expense reductions	(4,388)
Total net expenses	1,608,698
Net investment income	9,952,012
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(235,052)
Swap contracts	42,361
Net realized loss	(192,691)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,750,621)
Net change in unrealized depreciation	(18,750,621)
Net realized and unrealized loss	(18,943,312)
Net decrease in net assets from operations	$(8,991,300)

The accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Changes in Net Assets – Columbia High Yield Opportunity Fund

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011
Operations
Net investment income	$9,952,012	$22,717,643
Net realized gain (loss)	(192,691)	10,386,960
Net change in unrealized appreciation (depreciation)	(18,750,621)	19,054,355
Net increase (decrease) in net assets resulting from operations	(8,991,300)	52,158,958
Distributions to shareholders from:
Net investment income
Class A	(6,136,915)	(13,614,354)
Class B	(194,685)	(791,063)
Class C	(352,723)	(837,050)
Class Z	(3,508,192)	(7,944,339)
Total distributions to shareholders	(10,192,515)	(23,186,806)
Increase (decrease) in net assets from share transactions	(10,399,247)	(26,520,862)
Proceeds from regulatory settlements (Note 6)	—	17,121
Total increase (decrease) in net assets	(29,583,062)	2,468,411
Net assets at beginning of period	323,733,239	321,264,828
Net assets at end of period	$294,150,177	$323,733,239
Excess of distributions over net investment income	$(1,853,687)	$(1,613,184)

The accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Changes in Net Assets (continued) – Columbia High Yield Opportunity Fund

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	6,939,750	27,369,063	3,955,095	15,833,710
Distributions reinvested	959,715	3,802,437	1,895,314	7,612,707
Redemptions	(8,415,481)	(32,960,877)	(7,770,032)	(31,253,032)
Net decrease	(516,016)	(1,789,377)	(1,919,623)	(7,806,615)
Class B shares
Subscriptions	19,551	76,275	99,478	398,681
Distributions reinvested	28,610	113,359	105,284	420,348
Redemptions	(656,647)	(2,611,063)	(2,466,393)	(9,887,582)
Net decrease	(608,486)	(2,421,429)	(2,261,631)	(9,068,553)
Class C shares
Subscriptions	136,821	544,858	259,490	1,041,784
Distributions reinvested	57,741	228,892	124,951	501,709
Redemptions	(387,234)	(1,542,561)	(730,026)	(2,927,483)
Net decrease	(192,672)	(768,811)	(345,585)	(1,384,026)
Class Z shares
Subscriptions	7,248,553	28,834,290	6,939,307	27,789,426
Distributions reinvested	158,226	627,613	363,491	1,462,635
Redemptions	(8,768,543)	(34,881,533)	(9,384,416)	(37,513,729)
Net decrease	(1,361,764)	(5,419,630)	(2,081,618)	(8,261,668)
Total net decrease	(2,678,938)	(10,399,247)	(6,608,457)	(26,520,862)

The accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights – Columbia High Yield Opportunity Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$4.14		$3.79		$3.33		$4.17		$4.72		$4.50
Income from investment operations:
Net investment income	0.13		0.28		0.27		0.30		0.31		0.33
Net realized and unrealized gain (loss)	(0.24)		0.35		0.53		(0.83)		(0.55)		0.23
Total from investment operations	(0.11)		0.63		0.80		(0.53)		(0.24)		0.56
Less distributions to shareholders from:
Net investment income	(0.13)		(0.28)		(0.34)		(0.32)		(0.31)		(0.34)
Total distributions to shareholders	(0.13)		(0.28)		(0.34)		(0.32)		(0.31)		(0.34)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	0.01		—		—
Net asset value, end of period	$3.90		$4.14		$3.79		$3.33		$4.17		$4.72
Total return	(2.60%)		17.21%		24.50%		(12.04%)		(5.03%)		12.98%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.16	%(c)	1.13%		1.12	%(d)	1.10%		1.14	%(d)	1.12	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.11	%(c)(f)	1.05	%(f)	1.08	%(d)(f)	1.10	%(f)	1.13	%(d)(f)	1.12	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.16	%(c)	1.13%		1.12%		1.10%		1.14%		1.12%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.11	%(c)(f)	1.05	%(f)	1.08	%(f)	1.10	%(f)	1.13	%(f)	1.12	%(f)
Net investment income	6.53	%(c)(f)	6.94	%(f)	7.23	%(f)	9.08	%(f)	7.23	%(f)	7.19	%(f)
Supplemental data
Net assets, end of period (in thousands)	$179,961		$193,413		$184,253		$170,321		$205,330		$270,866
Portfolio turnover	40%		109%		60%		44%		50%		75%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia High Yield Opportunity Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$4.14		$3.79		$3.33		$4.17		$4.72		$4.50
Income from investment operations:
Net investment income	0.11		0.25		0.24		0.28		0.28		0.29
Net realized and unrealized gain (loss)	(0.24)		0.35		0.53		(0.84)		(0.55)		0.24
Total from investment operations	(0.13)		0.60		0.77		(0.56)		(0.27)		0.53
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.31)		(0.29)		(0.28)		(0.31)
Total distributions to shareholders	(0.12)		(0.25)		(0.31)		(0.29)		(0.28)		(0.31)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	0.01		—		—
Net asset value, end of period	$3.89		$4.14		$3.79		$3.33		$4.17		$4.72
Total return	(3.21%)		16.34%		23.59%		(12.69%)		(5.73%)		12.15%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.91	%(c)	1.88%		1.87	%(d)	1.85%		1.89	%(d)	1.87	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.86	%(c)(f)	1.80	%(f)	1.83	%(d)(f)	1.85	%(f)	1.88	%(d)(f)	1.87	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.91	%(c)	1.88%		1.87%		1.85%		1.89%		1.87%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.86	%(c)(f)	1.80	%(f)	1.83	%(f)	1.85	%(f)	1.88	%(f)	1.87	%(f)
Net investment income	5.75	%(c)(f)	6.27	%(f)	6.50	%(f)	8.35	%(f)	6.47	%(f)	6.46	%(f)
Supplemental data
Net assets, end of period (in thousands)	$5,420		$8,283		$16,149		$23,665		$46,732		$88,774
Portfolio turnover	40%		109%		60%		44%		50%		75%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia High Yield Opportunity Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$4.14		$3.79		$3.33		$4.17		$4.72		$4.50
Income from investment operations:
Net investment income	0.12		0.25		0.25		0.28		0.29		0.30
Net realized and unrealized gain (loss)	(0.24)		0.36		0.52		(0.83)		(0.55)		0.23
Total from investment operations	(0.12)		0.61		0.77		(0.55)		(0.26)		0.53
Less distributions to shareholders from:
Net investment income	(0.12)		(0.26)		(0.31)		(0.30)		(0.29)		(0.31)
Total distributions to shareholders	(0.12)		(0.26)		(0.31)		(0.30)		(0.29)		(0.31)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	0.01		—		—
Net asset value, end of period	$3.90		$4.14		$3.79		$3.33		$4.17		$4.72
Total return	(2.89%)		16.52%		23.76%		(12.57%)		(5.59%)		12.31%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.91	%(c)	1.88%		1.87	%(d)	1.85%		1.89	%(d)	1.87	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.71	%(c)(f)	1.65	%(f)	1.68	%(d)(f)	1.70	%(f)	1.73	%(d)(f)	1.72	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.91	%(c)	1.88%		1.87%		1.85%		1.89%		1.87%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.71	%(c)(f)	1.65	%(f)	1.68	%(f)	1.70	%(f)	1.73	%(f)	1.72	%(f)
Net investment income	5.92	%(c)(f)	6.35	%(f)	6.63	%(f)	8.49	%(f)	6.63	%(f)	6.60	%(f)
Supplemental data
Net assets, end of period (in thousands)	$11,034		$12,525		$12,769		$11,658		$15,202		$21,161
Portfolio turnover	40%		109%		60%		44%		50%		75%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia High Yield Opportunity Fund

	Six months ended Nov. 30, 2011		Year ended May 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$4.14		$3.79		$3.33		$4.17		$4.72		$4.50
Income from investment operations:
Net investment income	0.13		0.29		0.28		0.31		0.31		0.34
Net realized and unrealized gain (loss)	(0.23)		0.35		0.53		(0.83)		(0.54)		0.23
Total from investment operations	(0.10)		0.64		0.81		(0.52)		(0.23)		0.57
Less distributions to shareholders from:
Net investment income	(0.14)		(0.29)		(0.35)		(0.33)		(0.32)		(0.35)
Total distributions to shareholders	(0.14)		(0.29)		(0.35)		(0.33)		(0.32)		(0.35)
Proceeds from regulatory settlements	—		0.00	(a)	0.00	(a)	0.01		—		—
Net asset value, end of period	$3.90		$4.14		$3.79		$3.33		$4.17		$4.72
Total return	(2.48%)		17.50%		24.80%		(11.83%)		(4.79%)		13.26%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.91	%(c)	0.88%		0.87	%(d)	0.85%		0.89	%(d)	0.87	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.86	%(c)(f)	0.80	%(f)	0.83	%(d)(f)	0.85	%(f)	0.88	%(d)(f)	0.87	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.91	%(c)	0.88%		0.87%		0.85%		0.89%		0.87%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.86	%(c)(f)	0.80	%(f)	0.83	%(f)	0.85	%(f)	0.88	%(f)	0.87	%(f)
Net investment income	6.76	%(c)(f)	7.19	%(f)	7.48	%(f)	9.39	%(f)	7.47	%(f)	7.44	%(f)
Supplemental data
Net assets, end of period (in thousands)	$97,735		$109,512		$108,094		$112,037		$122,766		$29,220
Portfolio turnover	40%		109%		60%		44%		50%		75%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22

Notes to Financial Statements – Columbia High Yield Opportunity Fund
November 30, 2011 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior

23

Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the paramount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/ performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011

At November 30, 2011, the fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Swap Contracts	Total
Credit contracts	$—	$42,361

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Swap Contracts	Total
Credit contracts	$—	$—

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Aggregate Notional Opened
Credit Default Swap Contracts—Sell Protection	$10,000,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is

27

Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% as the Fund's net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund's average daily net assets that declined from 0.60% to 0.49% as the Fund's net assets increased. The annualized effective management fee rate for the six months ended November 30, 2011, was 0.59% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. Prior to July 1, 2011, the Investment Manager did not receive a fee for its services under the Administration Services Agreement. The annualized effective administration fee rate for the six months ended November 30, 2011, was 0.06% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

For the six months ended November 30, 2011, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, these minimum account balance fees reduced total expenses by $4,385.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $30,860 for Class A, $3,819 for Class B and $53 for Class C shares for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

the following annual rates as a percentage of the class' average daily net assets:

Class A	1.12%
Class B	1.87
Class C	1.87
Class Z	0.87

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Prior to July 1, 2011, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as distribution and services fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed 0.80% of the Fund's average daily net assets on an annualized basis.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $317,317,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,187,000
Unrealized depreciation	(12,494,000)
Net unrealized depreciation	$(6,307,000)

The following capital loss carryforward, determined as of May 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2012	$1,461,417
2013	6,017,018
2014	7,033,993
2015	6,703,180
2016	378,711
2017	25,681,397
2018	44,544,886
Total	$91,820,602

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund acquired $7,478,435 ($1,461,417 expiring May 31, 2012 and $6,017,018 expiring May 31, 2013) of capital loss carryforward in connection with the merger with High Yield

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

Fund. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $117,878,788 and $127,280,346, respectively, for the six months ended November 30, 2011.

Note 6. Regulatory Settlements

During the year ended May 31, 2011, the Fund received payments of $17,121 resulting from certain regulatory settlements with third parties in which the Fund had participated. The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At November 30, 2011, securities valued at $20,692,453 were on loan, secured by cash collateral of $21,028,098 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2001, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 8. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been

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Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period June 1, 2011 through June 26, 2011, these credits reduced total expenses by $3.

Note 9. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 10. Shareholder Concentration

At November 30, 2011, one shareholder account owned 29.1% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 11. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to June 27, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note 12. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing

32

Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 13. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 11 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 14. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a

33

Columbia High Yield Opportunity Fund, November 30, 2011 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Opportunity Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia High Yield Opportunity Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1045 C (1/12)

Columbia International Bond Fund

Semiannual Report for the Period Ended November 30, 2011

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholders,

Economic momentum slowed in the third quarter of 2011, raising the odds of recession and making the U.S. economy more susceptible to financial shocks. The unemployment rate remained stalled as growing uncertainty continued to weigh on prospective employers. Monthly indicators for the manufacturing and service sectors also showed signs of slowing. Equity and high-yield bond markets fell sharply as investor confidence was shaken by Europe’s lingering debt crisis, a heated debate in Washington over fiscal deficits (which eventually led to a downgrade of U.S. government debt) and tepid economic growth. The U.S. stock market experienced its worst quarter in two years during the third quarter of 2011, with volatility and selling pressure reminiscent of the market selloff in 2008, as macro-economic concerns continued to mount.

During its September meeting, the Federal Reserve Board announced that it was prepared to purchase longer term securities and sell shorter term securities in an effort to keep long-term interest rates down. Their hope is that lower long-term borrowing rates will stimulate business investment and hiring. However, the question remains as to whether monetary policy alone will be enough to resuscitate growth in the current environment.

Despite this challenging and volatile economic backdrop, I believe Columbia Management remains strong and steadfast. Columbia Management is the eighth largest manager of long-term mutual fund assets with $325 billion under management as of September 30, 2011. The past year has been one of considerable change for the organization as we worked diligently to align products, services and resources in the integration of Columbia Management with RiverSource Investments. The incredible line-up of talent, resources and capabilities that has resulted is highlighted by the success of our products. As of September 30, 2011, Columbia Management offers 54 funds rated 4 and 5 stars by Morningstar. Additionally, The Wall Street Journal has named two Columbia funds “Category Kings” in its “Investing in Funds: A Quarterly Analysis” issue dated October 5, 2011 in recognition for their one-year performance as of September 30, 2011.

For more information about these and other funds offered by Columbia Management, including detailed, up-to-date fund performance and portfolio information, please visit us online at columbiamanagement.com. Other information and resources available on our website include:

■	timely economic analysis and market commentary
■	quarterly fund commentaries
■	Columbia Management Investor, a quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

All ratings are Class Z as of 9/30/2011. Out of 118 Z-share Columbia funds rated by Morningstar, 8 funds received a 5-star Overall Rating and 46 funds received a 4-star Overall Rating. The Overall Morningstar Rating for a retail mutual fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. For share classes that do not have a 3-, 5-, or 10-year actual performance history, the fund’s independent Morningstar Rating metric is then compared against the retail mutual fund universe breakpoints to determine its hypothetical rating.

For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

The Morningstar RatingTM is for Class Z shares only; other classes may have different performance characteristics and may have different ratings. © 2012 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Wall Street Journal “Category Kings” methodology: Top-performing funds in each category ranked by one-year total returns (changes in net asset values and reinvested distributions) for the period ended September 30, 2011.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia International Bond Fund

Average annual total return as of 11/30/11 (%)

Share class	A		C		I	Z
Inception	12/01/08		12/01/08		09/27/10	12/01/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	–2.38	–6.99	–2.74	–3.71	–2.16	–2.25
1-year	5.56	0.59	4.68	3.68	5.74	5.73
Life	6.06	4.35	5.24	5.24	1.86	6.29

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I shares were initially offered by the fund on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 11/30/11

–2.38% Class A shares (without sales charge)

+0.03% Citigroup Non-U.S. World Government Bond Index — Unhedged[1]

Net asset value per share
as of 11/30/11 ($)
Class A	11.12
Class C	11.11
Class I	11.11
Class Z	11.11

Distributions declared per share
06/01/11 – 11/30/11 ($)
Class A	0.11
Class C	0.07
Class I	0.13
Class Z	0.12

Quality breakdown
as of 11/30/11 (%)
AAA	53.2
AA	20.5
A	9.2
BBB	11.5
BB	3.9
B	1.7

Ratings shown in the quality breakdown are assigned to individual bonds by taking the lower of the ratings available from one of the following nationally recognized rating agencies: Standard & Poor’s or Moody’s Investor Services. If a security is rated by only one of the two agencies, that rating is used. If a security is not rated by either of the two agencies, it is designated as Non-Rated. Ratings are relative and subjective and are not absolute standards of quality. The credit quality of the fund’s investments does not remove market risk.

The fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

[1]

The Citigroup Non-U.S. World Government Bond Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. The index excludes floating or variable rate bonds, securities aimed principally at noninstitutional investors and private placement-type securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia International Bond Fund

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

06/01/11 – 11/30/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.20	1,019.65	5.29	5.40	1.07
Class C	1,000.00	1,000.00	972.60	1,015.75	9.12	9.32	1.85
Class I	1,000.00	1,000.00	977.50	1,020.80	4.15	4.24	0.81
Class Z	1,000.00	1,000.00	978.40	1,020.95	4.01	4.09	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia International Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value
Corporate Bonds & Notes(a) 4.7%
NETHERLANDS 0.4%
Bank Nederlandse Gemeenten Senior Unsecured(b)
11/07/16	1.850%	JPY	18,000,000	$246,274
SUPRA-NATIONAL 3.7%
Asian Development Bank Senior Unsecured(b)
06/21/27	2.350%	JPY	50,000,000	701,232
Eurofima Senior Unsecured(b)
10/21/19	4.375%	EUR	100,000	147,183
European Investment Bank Senior Unsecured(b)
06/20/17	1.400%	JPY	49,000,000	634,421
Nordic Investment Bank Senior Unsecured(b)
04/27/17	1.700%	JPY	50,000,000	682,328

Total				2,165,164
UKRAINE 0.2%
MHP SA(b)(c)
04/29/15	10.250%		100,000	92,050
UNITED STATES 0.4%
General Electric Capital Corp. Senior Unsecured
03/21/12	1.000%	JPY	20,000,000	257,887
Total Corporate Bonds & Notes
(Cost: $2,308,013)				$2,761,375

Foreign Government Obligations(a) 92.7%
ARGENTINA 0.5%
Argentina Bonos(b) Senior Unsecured
10/03/15	7.000%		100,000	87,500
04/17/17	7.000%		220,000	172,700
Argentine Republic Government International Bond Senior Unsecured(b)
12/31/33	8.280%		52,691	38,201

Total				298,401
AUSTRALIA 4.4%
Treasury Corp. of Victoria(b)
11/15/18	5.500%	AUD	1,500,000	1,635,033
Local Government Guaranteed
11/15/16	5.750%	AUD	95,000	104,333
06/15/20	6.000%	AUD	720,000	807,370

Total				2,546,736
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured(b)(c)
09/15/17	4.300%	EUR	170,000	243,055
BELGIUM 0.2%
Belgium Government Bond(b)
03/28/15	3.500%	EUR	75,000	98,500

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
BRAZIL 0.6%
Brazilian Government International Bond(b)
01/20/34	8.250%		70,000	$103,075
Senior Unsecured
02/03/15	7.375%	EUR	30,000	45,817
03/07/15	7.875%		50,000	59,625
Petrobras International Finance Co.(b)
01/27/21	5.375%		150,000	152,324

Total				360,841
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured(b)(c)
01/15/15	8.250%		60,000	66,600
CANADA 5.4%
Province of Ontario(b)
06/02/19	4.400%	CAD	2,100,000	2,293,559
Province of Quebec Canada(b)
12/01/17	4.500%	CAD	700,000	768,192
Senior Unsecured
04/29/19	5.000%	EUR	50,000	77,041

Total				3,138,792
CHINA 0.1%
China Government International Bond Senior Unsecured(b)
10/29/13	4.750%		50,000	53,174
COLOMBIA 0.9%
Colombia Government International Bond(b) Senior Unsecured
07/12/21	4.375%		200,000	210,000
05/21/24	8.125%		50,000	67,800
Ecopetrol SA Senior Unsecured(b)
07/23/19	7.625%		45,000	54,225
Empresas Publicas de Medellin ESP Senior Unsecured(b)(c)
02/01/21	8.375%	COP	340,000,000	181,036

Total				513,061
DENMARK 0.2%
Denmark Government Bond(b)
11/15/13	5.000%	DKK	695,000	136,822
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond Senior Unsecured(b)(c)
05/06/21	7.500%		150,000	149,373
FINLAND 0.4%
Finland Government Bond Senior Unsecured(b)
07/04/15	4.250%	EUR	145,000	214,953
FRANCE 8.2%
France Government Bond OAT(b)
04/25/19	4.250%	EUR	228,000	331,250
10/25/20	2.500%	EUR	1,500,000	1,895,785

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia International Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
FRANCE (cont.)
04/25/29	5.500%	EUR	420,000	$673,556
French Treasury Note BTAN(b)
02/25/16	2.250%	EUR	1,400,000	1,889,645

Total				4,790,236
GERMANY 13.2%
Bundesobligation(b)
04/08/16	2.750%	EUR	1,600,000	2,311,894
Bundesrepublik Deutschland(b)
07/04/14	4.250%	EUR	200,000	294,810
07/04/17	4.250%	EUR	555,000	861,330
01/04/19	3.750%	EUR	190,000	288,569
07/04/21	3.250%	EUR	1,600,000	2,347,282
07/04/28	4.750%	EUR	700,000	1,146,579
07/04/42	3.250%	EUR	300,000	430,791

Total				7,681,255
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured(b)
07/18/16	3.500%	EUR	40,000	42,746
INDONESIA 1.4%
Indonesia Government International Bond(b)(c) Senior Unsecured
04/20/15	7.250%		38,000	42,750
04/20/15	7.250%		80,000	90,000
Indonesia Treasury Bond Senior Unsecured(b)
09/15/25	11.000%	IDR	1,330,000,000	195,128
Majapahit Holding BV(b)(c)
08/07/19	8.000%		450,000	517,500

Total				845,378
IRELAND 0.2%
Ireland Government Bond Senior Unsubordinated Notes(b)
10/18/18	4.500%	EUR	90,000	90,700
ITALY 3.9%
Italy Buoni Poliennali Del Tesoro(b)
02/01/18	4.500%	EUR	500,000	573,558
08/01/18	4.500%	EUR	210,000	239,250
03/01/26	4.500%	EUR	1,000,000	1,020,002
Senior Unsecured
03/01/25	5.000%	EUR	407,000	435,802

Total				2,268,612
JAPAN 11.9%
Development Bank of Japan Government Guaranteed(b)
03/17/17	1.750%	JPY	10,000,000	136,332
Japan Government 10-Year Bond(b) Senior Unsecured
09/20/18	1.500%	JPY	5,900,000	80,387
12/20/18	1.400%	JPY	105,000,000	1,422,931
06/20/20	1.100%	JPY	150,500,000	1,969,831

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
JAPAN (cont.)
Japan Government 20-Year Bond(b) Senior Unsecured
12/20/22	1.400%	JPY	70,000,000	$921,644
09/20/23	1.900%	JPY	29,000,000	398,268
06/20/25	1.900%	JPY	50,000,000	681,077
09/20/29	2.100%	JPY	80,000,000	1,089,793
Japan Government 30-Year Bond Senior Unsecured(b)
09/20/40	2.000%	JPY	20,000,000	259,517

Total				6,959,780
KAZAKHSTAN 0.4%
KazMunayGas National Co. Senior Unsecured(b)(c)
05/05/20	7.000%		200,000	214,881
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured(b)(c)
03/09/21	6.125%		120,000	116,399
MEXICO 5.8%
Comision Federal de Electricidad Senior Unsecured(b)(c)
05/26/21	4.875%		200,000	204,000
Mexican Bonos(b)
12/13/18	8.500%	MXN	720,500	612,611
06/11/20	8.000%	MXN	600,000	494,562
05/31/29	8.500%	MXN	1,900,000	1,567,434
Mexico Government International Bond(b)
Senior Unsecured
01/15/17	5.625%		90,000	101,835
01/11/40	6.050%		40,000	47,400
Pemex Project Funding Master Trust(b)
01/21/21	5.500%		300,000	318,750
Pemex Project Funding Master Trust(b)(c)
02/24/25	5.500%	EUR	20,000	25,060

Total				3,371,652
NETHERLANDS 3.9%
Netherlands Government Bond(b)
07/15/16	4.000%	EUR	240,000	356,994
07/15/18	4.000%	EUR	800,000	1,193,914
07/15/20	3.500%	EUR	500,000	721,493

Total				2,272,401
NEW ZEALAND 1.1%
New Zealand Government Bond(b) Senior Unsecured
04/15/13	6.500%	NZD	55,000	45,237
12/15/17	6.000%	NZD	500,000	442,695
05/15/21	6.000%	NZD	150,000	134,626

Total				622,558
NORWAY 5.5%
Eksportfinans ASA(b)
03/20/14	1.600%	JPY	65,000,000	720,934

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia International Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
NORWAY (cont.)
Norway Government Bond(b)
05/15/15	5.000%	NOK	2,300,000	$445,840
05/19/17	4.250%	NOK	3,240,000	630,360
05/22/19	4.500%	NOK	7,000,000	1,396,396

Total				3,193,530
PANAMA 0.1%
Panama Government International Bond Senior Unsecured(b)
01/26/36	6.700%		65,000	84,175
PERU 0.6%
Peruvian Government International Bond(b)
Senior Unsecured
07/21/25	7.350%		200,000	259,000
11/21/33	8.750%		27,000	39,758
03/14/37	6.550%		45,000	54,900

Total				353,658
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured(b)
03/17/15	8.875%		105,000	127,050
POLAND 3.7%
Poland Government Bond(b)
10/24/15	6.250%	PLN	2,300,000	711,191
10/25/19	5.500%	PLN	4,800,000	1,407,992
Poland Government International Bond Senior Unsecured(b)
10/19/15	5.000%		50,000	52,125

Total				2,171,308
RUSSIAN FEDERATION 1.9%
Gazprom OAO Via Gaz Capital SA(b)(c)
Senior Unsecured
04/11/18	8.146%		200,000	228,000
03/07/22	6.510%		400,000	418,500
Gazprom OAO Via Gazprom International SA(b)(c)
02/01/20	7.201%		18,178	19,449
Russian Foreign Bond — Eurobond (b)(c)
Senior Unsecured
04/29/20	5.000%		100,000	102,875
Russian Foreign Bond — Eurobond(b)(c)(d)
03/31/30	7.500%		167,000	195,808
Senior Unsecured
03/31/30	7.500%		118,570	139,023

Total				1,103,655
SOUTH AFRICA 0.3%
South Africa Government International Bond(b)
05/16/13	5.250%	EUR	50,000	68,949
Senior Unsecured
03/08/41	6.250%		120,000	135,000

Total				203,949
SPAIN 2.5%
Instituto de Credito Oficial Government Guaranteed(b)
09/20/12	1.500%	JPY	18,000,000	225,750

Issuer	Coupon Rate		Principal Amount	Value
Foreign Government Obligations(a) (continued)
SPAIN (cont.)
Spain Government Bond(b)
04/30/21	5.500%	EUR	1,000,000	$1,256,762

Total				1,482,512
SWEDEN 4.5%
Sweden Government Bond(b)
10/08/12	5.500%	SEK	2,775,000	425,244
08/12/17	3.750%	SEK	13,180,000	2,197,754

Total				2,622,998
TURKEY 0.7%
Turkey Government International Bond(b)
Senior Unsecured
03/30/21	5.625%		250,000	253,750
02/05/25	7.375%		140,000	158,900

Total				412,650
UNITED KINGDOM 7.9%
Network Rail Infrastructure Finance PLC Government Guaranteed(b)
12/09/30	4.375%	GBP	60,000	105,967
United Kingdom Gilt(b)
09/07/16	4.000%	GBP	155,000	275,571
03/07/19	4.500%	GBP	1,540,000	2,863,135
09/07/20	3.750%	GBP	150,000	265,952
03/07/25	5.000%	GBP	253,000	503,969
03/07/36	4.250%	GBP	300,000	571,723

Total				4,586,317
URUGUAY 0.2%
Uruguay Government International Bond(b)
04/05/27	4.250%	UYU	1,828,449	92,790
Senior Unsecured PIK
01/15/33	7.875%		40,000	53,960

Total				146,750
VENEZUELA 0.8%
Petroleos de Venezuela SA(b)(c)
11/02/17	8.500%		500,000	373,750
Venezuela Government International Bond Senior Unsecured(b)(c)
08/23/22	12.750%		84,000	73,500

Total				447,250
Total Foreign Government Obligations
(Cost: $54,505,782)				$54,032,708

		Shares		Value
Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.155%(e)(f)		229,950		229,950
Total Money Market Funds
(Cost: $229,950)				$229,950
Total Investments
(Cost: $57,043,745)				$57,024,033
Other Assets & Liabilities, Net				1,267,406
Net Assets				$58,291,439

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia International Bond Fund

November 30, 2011 (Unaudited)

Investments in Derivatives

At November 30, 2011, $12,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at November 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 2-year	(9)	(1,984,500)	April 2012	$—	$(13)
U.S. Treasury Note, 10-year	(5)	(646,719)	March 2012	4,094	—
Total				$4,094	$(13)

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	December 9, 2011	900,000		141,023		$—	$(8,075)
		(SEK	)	(USD	)
Barclays Bank PLC	December 12, 2011	87,000		138,683		—	(2,202)
		(GBP	)	(USD	)
HSBC Securities (USA), Inc.	December 20, 2011	183,000		178,816		517	—
		(CAD	)	(USD	)
Barclays Bank PLC	December 21, 2011	830,000		252,972		—	(5,974)
		(PLN	)	(USD	)
State Street Bank & Trust Company	January 12, 2012	3,343,363		2,500,000		—	(17,300)
		(USD	)	(EUR	)
Total						$517	$(33,551)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $56,536,196 or 96.99% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $3,493,609 or 5.99% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$16,319,451	$(16,089,501)	$—	$229,950	$413	$229,950

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia International Bond Fund

November 30, 2011 (Unaudited)

Currency Legend (continued)

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1—Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2—Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3—Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia International Bond Fund

November 30, 2011 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,761,375	$—	$2,761,375
Foreign Government Obligations	—	54,032,708	—	54,032,708
Total Bonds	—	56,794,083	—	56,794,083
Other
Money Market Funds	229,950	—	—	229,950
Total Other	229,950	—	—	229,950
Investments in Securities	229,950	56,794,083	—	57,024,033
Derivatives(c)
Assets
Futures Contracts	4,094	—	—	4,094
Forward Foreign Currency Exchange Contracts	—	517	—	517
Liabilities
Futures Contracts	(13)	—	—	(13)
Forward Foreign Currency Exchange Contracts	—	(33,551)	—	(33,551)
Total	$234,031	$56,761,049	$—	$56,995,080

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia International Bond Fund

November 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $56,813,795)	$56,794,083
Affiliated issuers (identified cost $229,950)	229,950
Total investments (identified cost $57,043,745)	57,024,033
Foreign currency (identified cost $446,066)	431,416
Margin deposits on futures contracts	12,500
Unrealized appreciation on forward foreign currency exchange contracts	517
Receivable for:
Investments sold	129,349
Capital shares sold	6,622
Dividends	30
Interest	767,005
Reclaims	19,131
Variation margin on futures contracts	1,953
Expense reimbursement due from Investment Manager	307
Prepaid expense	844
Trustees’ deferred compensation plan	4,776
Total assets	58,398,483

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	33,551
Payable for:
Investments purchased	18,681
Capital shares purchased	11,280
Investment management fees	899
Distribution and service fees	24
Transfer agent fees	3,655
Administration fees	126
Chief compliance officer expenses	330
Printing and postage fees	27,691
Other expenses	6,031
Trustees’ deferred compensation plan	4,776
Total liabilities	107,044
Net assets applicable to outstanding capital stock	$58,291,439

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia International Bond Fund

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$57,920,094
Undistributed net investment income	343,981
Accumulated net realized gain	117,955
Unrealized appreciation (depreciation) on:
Investments	(19,712)
Foreign currency translations	(41,926)
Forward foreign currency exchange contracts	(33,034)
Futures contracts	4,081
Total — representing net assets applicable to outstanding capital stock	$58,291,439
Net assets applicable to outstanding shares
Class A	$2,130,950
Class C	$361,451
Class I	$40,173,398
Class Z	$15,625,640
Shares outstanding
Class A	191,695
Class C	32,543
Class I	3,615,527
Class Z	1,406,181
Net asset value per share
Class A(a)	$11.12
Class C	$11.11
Class I	$11.11
Class Z	$11.11

(a)	The maximum offering price per share for Class A is $11.67. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia International Bond Fund

Six Months Ended November 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$1,017,219
Dividends from affiliates	413
Foreign taxes withheld	(2,260)
Total income	1,015,372
Expenses:
Investment management fees	161,605
Distribution fees
Class C	1,473
Service fees
Class A	2,346
Class C	491
Transfer agent fees
Class A	1,108
Class C	329
Class Z	12,854
Administration fees	21,631
Compensation of board members	7,521
Pricing and bookkeeping fees	3,373
Custodian fees	15,789
Printing and postage fees	20,055
Registration fees	20,556
Professional fees	21,338
Chief compliance officer expenses	430
Other	4,503
Total expenses	295,402
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,954)
Total net expenses	237,448
Net investment income	777,924

Realized and unrealized gain (loss)—net
Net realized gain (loss) on:
Investments	100,413
Foreign currency transactions	(43,487)
Forward foreign currency exchange contracts	159,054
Futures contracts	(57,646)
Net realized gain	158,334
Net change in unrealized appreciation (depreciation) on:
Investments	(2,307,106)
Foreign currency translations	(58,946)
Forward foreign currency exchange contracts	(30,207)
Futures contracts	4,579
Net change in unrealized depreciation	(2,391,680)
Net realized and unrealized loss	(2,233,346)
Net decrease in net assets from operations	$(1,455,422)

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia International Bond Fund

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011(a)

Operations
Net investment income	$777,924	$478,590
Net realized gain	158,334	297,946
Net change in unrealized appreciation (depreciation)	(2,391,680)	2,691,503
Net increase (decrease) in net assets resulting from operations	(1,455,422)	3,468,039

Distributions to shareholders from:
Net investment income
Class A	(18,574)	(40,571)
Class C	(2,247)	(11,080)
Class I	(415,158)	(94,773)
Class Z	(177,853)	(535,996)
Net realized gains
Class A	—	(2,451)
Class C	—	(862)
Class I	—	(5)
Class Z	—	(29,528)
Total distributions to shareholders	(613,832)	(715,266)
Increase (decrease) in net assets from share transactions	13,074,158	28,627,049
Total increase in net assets	11,004,904	31,379,822
Net assets at beginning of period	47,286,535	15,906,713
Net assets at end of period	$58,291,439	$47,286,535
Undistributed net investment income	$343,981	$179,889

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia International Bond Fund

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	110,542	1,274,700	113,078	1,250,049
Distributions reinvested	1,483	16,936	3,656	39,797
Redemptions	(29,394)	(335,222)	(104,010)	(1,168,412)
Net increase	82,631	956,414	12,724	121,434
Class C shares
Subscriptions	4,857	55,347	9,393	102,727
Distributions reinvested	154	1,763	880	9,533
Redemptions	(8,877)	(99,399)	(8,389)	(93,288)
Net increase (decrease)	(3,866)	(42,289)	1,884	18,972
Class I shares
Subscriptions	1,469,153	16,942,240	2,653,291	29,563,477
Distributions reinvested	36,300	415,131	8,366	94,707
Redemptions	(490,712)	(5,698,021)	(60,871)	(687,724)
Net increase	1,014,741	11,659,350	2,600,786	28,970,460
Class Z shares
Subscriptions	229,360	2,671,284	712,564	8,201,837
Distributions reinvested	547	6,247	5,500	60,356
Redemptions	(193,538)	(2,176,848)	(765,179)	(8,746,010)
Net increase (decrease)	36,369	500,683	(47,115)	(483,817)
Total net increase	1,129,875	13,074,158	2,568,279	28,627,049

(a)	Class I shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia International Bond Fund

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31,
			2011	2010	2009(a)
Class A
Per share data
Net asset value, beginning of period	$11.50		$10.28	$10.39	$10.00
Income from investment operations:
Net investment income	0.14		0.21	0.19	0.07
Net realized and unrealized gain (loss)	(0.41)		1.39	(0.07)	0.36
Total from investment operations	(0.27)		1.60	0.12	0.43
Less distributions to shareholders from:
Net investment income	(0.11)		(0.36)	(0.22)	(0.04)
Net realized gains	—		(0.02)	(0.01)	—
Total distributions to shareholders	(0.11)		(0.38)	(0.23)	(0.04)
Redemption fees:
Redemption fees added to paid-in-capital	—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$11.12		$11.50	$10.28	$10.39
Total return	(2.38%	)	15.86%	1.07%	4.35%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.35%	(d)	2.09%	2.12%	4.87%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.07%	(d)	1.07% (f)	1.05% (f)	1.05%	(d)(f)
Net investment income	2.49%	(d)	1.90% (f)	1.78% (f)	1.41%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$2,131		$1,254	$990	$131
Portfolio turnover	13%		31%	30%	4%

Notes to Financial Highlights

(a)	For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia International Bond Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31,
			2011	2010	2009(a)
Class C
Per share data
Net asset value, beginning of period	$11.49		$10.27	$10.39	$10.00
Income from investment operations:
Net investment income	0.10		0.12	0.11	0.03
Net realized and unrealized gain (loss)	(0.41)		1.40	(0.08)	0.37
Total from investment operations	(0.31)		1.52	0.03	0.40
Less distributions to shareholders from:
Net investment income	(0.07)		(0.28)	(0.14)	(0.01)
Net realized gains	—		(0.02)	(0.01)	—
Total distributions to shareholders	(0.07)		(0.30)	(0.15)	(0.01)
Redemption fees:
Redemption fees added to paid-in-capital	—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$11.11		$11.49	$10.27	$10.39
Total return	(2.74%	)	15.01%	0.21%	3.97%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.13%	(d)	2.85%	2.87%	5.62%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.85%	(d)	1.83% (f)	1.80% (f)	1.80%	(d)(f)
Net investment income	1.72%	(d)	1.10% (f)	1.06% (f)	0.59%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$361		$418	$355	$32
Portfolio turnover	13%		31%	30%	4%

Notes to Financial Highlights

(a)	For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia International Bond Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31, 2011(a)

Class I
Per share data
Net asset value, beginning of period	$11.48		$11.34
Income from investment operations:
Net investment income	0.16		0.23
Net realized and unrealized gain (loss)	(0.40)		0.25
Total from investment operations	(0.24)		0.48
Less distributions to shareholders from:
Net investment income	(0.13)		(0.32)
Net realized gains	—		(0.02)
Total distributions to shareholders	(0.13)		(0.34)
Net asset value, end of period	$11.11		$11.48
Total return	(2.16%	)	4.44%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.98%	(c)	1.33%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.81%	(c)	0.84%	(c)(e)
Net investment income	2.77%	(c)	2.96%	(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$40,173		$29,870
Portfolio turnover	13%		31%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.

(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia International Bond Fund

	Six months ended Nov. 30, 2011 (Unaudited)		Year ended May 31,
			2011	2010	2009(a)
Class Z
Per share data
Net asset value, beginning of period	$11.49		$10.28	$10.39	$10.00
Income from investment operations:
Net investment income	0.16		0.23	0.21	0.07
Net realized and unrealized gain (loss)	(0.42)		1.39	(0.06)	0.38
Total from investment operations	(0.26)		1.62	0.15	0.45
Less distributions to shareholders from:
Net investment income	(0.12)		(0.39)	(0.25)	(0.06)
Net realized gains	—		(0.02)	(0.01)	—
Total distributions to shareholders	(0.12)		(0.41)	(0.26)	(0.06)
Redemption fees:
Redemption fees added to paid-in-capital	—		—	0.00 (b)	0.00	(b)
Net asset value, end of period	$11.11		$11.49	$10.28	$10.39
Total return	(2.25%	)	16.05%	1.31%	4.48%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.12%	(d)	1.85%	1.87%	4.62%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.84%	(d)	0.83% (f)	0.80% (f)	0.80%	(d)(f)
Net investment income	2.72%	(d)	2.11% (f)	1.98% (f)	1.50%	(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$15,626		$15,745	$14,562	$8,790
Portfolio turnover	13%		31%	30%	4%

Notes to Financial Highlights

(a)	For the period from December 1, 2008 (commencement of operations) to May 31, 2009.

(b)	Rounds to less than $0.01.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia International Bond Fund

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia International Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011
	Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$517
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	4,094	*

Total		$4,611

Fair Values of Derivative Instruments at November 30, 2011
	Liability derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$33,551
Interest rate contracts	Net assets —unrealized depreciation on futures contracts	13	*

Total		$33,564
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$159,054	—	$159,054
Interest rate contracts	—	(57,646)	$(57,646)

Total	$159,054	$(57,646)	$101,408

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Foreign exchange contracts	$(30,207)	—	$(30,207)
Interest rate contracts	—	4,579	$4,579

Total	$(30,207)	$4,579	$(25,628)

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

Volume of Derivative Instruments for the Six Months Ended November 30, 2011
Contracts Opened
Forward Foreign Currency Exchange Contracts	77
Futures Contracts	40

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Treasury Inflation Protection Securities

The Funds may invest in treasury inflation protection securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective July 1, 2011, the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.57% to 0.47% as the Fund’s net assets increase. Prior to July 1, 2011, the management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.55% to 0.44% as the Fund’s net assets increased. The annualized effective management fee rate for the six months ended November 30, 2011, was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. Effective July 1, 2011, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. Prior to July 1, 2011, the administration fee was equal to the annual rate of 0.05% of the Fund’s average daily net assets. The annualized effective administration fee rate for the six months ended November 30, 2011, was 0.08% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

Prior to June 27, 2011, the Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective June 27, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust’s eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund’s assets.

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class C	0.17
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares only.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,503 for Class A for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.10%
Class C	1.85
Class I	0.81
Class Z	0.85

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

Prior to July 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.10%
Class C	1.85
Class I	0.84
Class Z	0.85

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to June 1, 2011, the Investment Manager was entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under these arrangements if such recovery did not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery. Effective June 1, 2011, the Investment Manager has eliminated such fee recoupment provisions.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $57,040,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,042,000
Unrealized depreciation	(2,058,000)

Net unrealized depreciation	$(16,000)

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2011, post-October losses of $40,877 attributed to security transactions were deferred to June 1, 2011.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $19,820,897 and $6,967,402, respectively, for the six months ended November 30, 2011.

Note 6. Lending of Portfolio Securities

Effective June 27, 2011, the Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement, which replaces the previous security lending arrangement with State Street, authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed

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Columbia International Bond Fund

November 30, 2011 (Unaudited)

in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

For the six months ended November 30, 2011, the Fund did not participate in securities lending activity.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Prior to June 27, 2011, the Fund participated in a securities lending arrangement with State Street. Each security on loan was collateralized in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, was paid to the Fund.

Note 7. Custody Credits

Prior to June 27, 2011, the Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period June 1, 2011 through June 26, 2011, there were no custody credits.

Note 8. Affiliated Money Market Fund

Effective June 27, 2011, the Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At November 30, 2011 two shareholder accounts owned 89.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on June 27, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to June 27, 2011, the Fund and certain other funds managed by the Investment Manager participated in a $150 million committed, unsecured revolving credit facility provided by State Street. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement,

25

Columbia International Bond Fund

November 30, 2011 (Unaudited)

as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note 11. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 10 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several

American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act

26

Columbia International Bond Fund

November 30, 2011 (Unaudited)

of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of

Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

27

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28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia International Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC

225 Franklin Street Boston, MA 02110

29

Columbia International Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1050 C (1/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 20, 2012